Vanguard® Ultra Short-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.2%)
Alabama (6.4%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/26	1,250	1,308
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,415	1,512
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,370	1,494
[1]	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue TOB VRDO	3.840%	2/1/24	12,245	12,245
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	2,250	2,381
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	5,000	5,290
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	2/1/25	2,010	2,013
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	1,060	1,068
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,085	10,150
	Birmingham City Water Works Board Water Revenue	5.000%	1/1/25	550	560
	Birmingham City Water Works Board Water Revenue	5.000%	1/1/27	300	320
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/25	2,825	2,876
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	210	210
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/24	205	206
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,010	4,010
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	275	275
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/24	250	253
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	250
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/25	175	178
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,130	4,137
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/25	225	231
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/26	275	283

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/26	1,805	1,866
Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/26	1,000	1,027
Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,300	4,308
Black Belt Energy Gas District Natural Gas Revenue	5.000%	10/1/26	2,785	2,866
Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/26	415	431
Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/26	1,850	1,929
Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/27	150	157
Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/27	1,300	1,362
Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/27	1,150	1,194
Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,305	4,294
Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/27	3,000	3,138
Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/27	555	583
Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/27	1,170	1,235
Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/28	510	540
Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/28	1,540	1,632
Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/28	2,000	2,097
Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/28	550	586
Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/28	1,280	1,363
Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	2,985	2,985
Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	2,974
Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,095
Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,212
Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	73,885	73,999
Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	15,035	14,589
Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	57,415	57,538
Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/24	695	695
Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	755	757
Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	812
Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	53,955	54,068
Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/24	875	876

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	1,500	1,503
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/26	3,095	3,101
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	124,675	124,868
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	39,565	41,350
[2]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	4.220%	10/1/52	37,500	36,403
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	33,930	34,070
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	45,355	45,311
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	725	731
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	215	220
	Chatom Industrial Development Board Electric Power & Light Revenue PUT	4.000%	8/1/37	2,800	2,800
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/28	1,300	1,368
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/28	1,300	1,377
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/29	900	957
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/29	1,350	1,445
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	695	703
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	693
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,345	1,406
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,430	1,521
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,300	1,403
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,835	3,099
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,820	1,820
	Jacksonville State University College & University Revenue	4.000%	12/1/25	535	541
[4]	Jasper AL GO, Prere.	5.000%	3/1/24	4,595	4,601
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	3,200	3,364
	Jefferson County AL Sewer Revenue	5.000%	10/1/24	500	506
	Jefferson County AL Sewer Revenue	5.000%	10/1/26	1,750	1,836
[4]	Limestone County Water & Sewer Authority Water Revenue, Prere.	5.000%	12/1/26	2,000	2,129
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/24	1,025	1,024
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	68,005	68,070
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.650%	1/10/25	5,245	5,246
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.780%	6/16/26	3,150	3,167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	850	838
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	825	813
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	47,845	47,898
[2]	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1), SIFMA Municipal Swap Index Yield + 0.650%	4.520%	4/1/49	1,000	999
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	125	125
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	227,140	227,213
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/25	2,315	2,342
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/26	1,140	1,163
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/27	1,640	1,689
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	895	896
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	561
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	850	852
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	520	520
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/25	875	877
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/26	750	752
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	3,090
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	9,010	9,610
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/25	170	172
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/26	185	190
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/27	1,000	1,036
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	12/1/27	330	344
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/28	1,200	1,256
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	6,360	6,324
					1,003,651
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	245	246
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/24	205	208
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/25	220	225
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	275	284
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/26	345	361

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	465	491
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	6/1/24	425	424
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,128
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,870	1,903
	Anchorage AK Electric Power & Light Revenue, Prere.	4.000%	12/1/24	590	594
	Borough of Matanuska-Susitna AK Lease (Appropriation) Revenue	5.250%	9/1/29	1,000	1,028
	North Slope Borough AK GO	5.000%	6/30/24	5,000	5,038
	North Slope Borough AK GO	5.000%	6/30/25	2,000	2,056
	North Slope Borough AK GO	5.000%	6/30/26	1,030	1,084
	North Slope Borough AK GO	5.000%	6/30/27	690	742
					15,812
Arizona (1.8%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/24	890	897
	Arizona COP	5.000%	10/1/25	1,870	1,873
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	12,750	13,437
[1,5]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.070%	2/1/24	3,890	3,890
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.800%	1/1/46	1,370	1,368
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.800%	1/1/46	4,000	3,938
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/24	595	594
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/25	1,160	1,158
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/25	215	215
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/27	1,250	1,252
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/27	230	230
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	8,915	9,515
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	750
[1]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.990%	2/1/24	1,910	1,910
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/24	1,560	1,567
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/25	1,645	1,684
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/25	1,550	1,603
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	1,000	1,097
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/26	8,061	8,309
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/27	18,000	18,668
[1,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,580	155
[1,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,935	116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,935	116
[4]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/25	3,605	3,697
[4]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/26	14,800	15,438
[4]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/27	7,550	7,994
[1,5]	Arizona State IDA Local or Guaranteed Housing Revenue TOB VRDO	1.770%	2/1/24	16,400	16,400
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	6,410	6,486
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	135	133
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	167
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	117
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	11,815	11,993
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	430	430
[1]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	3.430%	2/1/24	10,400	10,400
[1]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	3.430%	2/1/24	22,993	22,993
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	585	589
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	2,825	2,872
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,450	1,503
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,589
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,000	1,057
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	5,410	5,472
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,800	7,060
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	10,825	11,631
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	1,840	2,035
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.440%	1/1/35	5,930	5,920
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.800%	4.670%	9/1/48	4,500	4,496
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,155	1,955
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	1,445	1,311
	Maricopa County Special Health Care District GO	5.000%	7/1/24	200	201
	Maricopa County Special Health Care District GO	5.000%	7/1/24	1,055	1,063
	Maricopa County Unified School District No. 4 Mesa (Project of 2018) GO	5.000%	7/1/25	960	989
	Mesa AZ GO	5.000%	7/1/25	5,440	5,605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/25	5,100	5,244
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/26	5,100	5,369
[4]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	377
	Phoenix AZ GO, ETM	4.000%	7/1/24	10	10
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/30	1,885	2,028
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/25	3,000	3,090
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/26	4,500	4,742
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/27	2,300	2,478
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/25	315	311
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/26	325	319
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,910	2,915
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/24	520	525
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	1,000	1,010
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	275	272
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.750%	4/1/29	10,000	10,000
	Yavapai County IDA Revenue	4.000%	10/1/24	2,125	2,134
	Yavapai County IDA Revenue	4.000%	10/1/25	2,145	2,174
	Yavapai County IDA Revenue	4.000%	10/1/26	2,215	2,272
[4]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/24	2,050	2,064
[4]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/25	605	621
[4]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/26	2,010	2,106
					275,999
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	500	506
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,055	2,071
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	745	752
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/26	1,125	1,183
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	290	290
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	560	564
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,990	2,018
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	125	125
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	100	102
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	225	234
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,550
	Pulaski County Special School District GO	2.000%	2/1/25	1,460	1,433
	Rogers AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	1,810	1,872

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rogers AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/26	1,880	1,983
					14,683
California (6.9%)
[1,3,5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue TOB VRDO	3.950%	2/1/24	6,729	6,729
[1,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue TOB VRDO	4.020%	2/1/24	1,799	1,799
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	745	772
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	13,575	13,533
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	6,515	6,405
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	6,135	6,081
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	375	366
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	3,320	3,260
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	1,500	1,391
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.150%	4/1/56	8,900	8,890
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.170%	4/1/56	5,000	4,880
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	4.280%	4/1/56	9,000	8,751
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.320%	4/1/56	4,975	4,913
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	4.970%	4/1/45	20,435	20,439
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	4.970%	4/1/45	19,750	19,754
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.120%	4/1/36	11,230	11,273
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/24	500	500
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/24	600	601
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/25	845	848
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/25	900	905
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/26	1,505	1,517
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/26	1,250	1,260
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/27	900	942
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/28	1,640	1,723
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/28	1,560	1,650
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	39,005	39,093
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	29,000	31,022
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	750	754
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,125	1,170
	California GO	5.000%	2/1/24	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/24	5	5
	California GO	5.000%	11/1/24	485	485
	California GO	5.000%	12/1/24	40	40
	California GO	5.000%	9/1/25	2,265	2,344
	California GO	5.000%	11/1/25	34,360	35,707
	California GO	5.000%	12/1/25	1,970	1,973
	California GO	4.000%	9/1/26	13,830	14,287
	California GO	5.000%	9/1/26	10,000	10,591
	California GO	5.000%	11/1/26	36,135	38,427
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	280	280
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	600	601
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	690	694
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	225	228
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,000	1,065
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,655	1,656
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	12,370	12,369
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	27,580	27,597
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,130	1,096
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,980	5,082
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	3,070	3,231
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	4,730	5,007
[1,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	2/1/24	8,490	8,490
[1]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.250%	2/1/24	30,415	30,415
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	2,605	2,605
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	25,000	26,437
[2]	California Infrastructure & Economic Development Bank Private Schools Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.770%	8/1/72	21,535	21,196
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.220%	8/1/47	11,500	11,434
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.220%	8/1/47	13,325	13,250
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.220%	8/1/47	6,130	6,095
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.570%	12/1/50	5,875	5,729
[3]	California Municipal Finance Authority COP	5.000%	11/1/27	275	295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	2,000	2,000
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	2.125%	11/15/26	270	269
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,261
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	700	719
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	500	509
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	22,595	23,901
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/27	27,310	29,567
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/28	9,500	10,518
	California State University College & University Revenue PUT	0.550%	11/1/26	7,435	6,705
	California State University College & University Revenue PUT	3.125%	11/1/26	3,000	3,017
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,432
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	1,085	1,124
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	5.750%	2/1/24	32,750	32,750
[1,5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/1/24	6,500	6,500
	Cerritos Community College District GO	0.000%	8/1/26	2,150	1,998
	Chaffey Joint Union High School District GO	4.000%	2/1/24	425	425
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/24	165	165
	East Side Union High School District GO	2.000%	8/1/24	6,415	6,362
[2]	Eastern Municipal Water District Water Revenue, SIFMA Municipal Swap Index Yield + 0.100%	3.970%	7/1/46	7,115	7,103
[7]	Empire Union School District Special Tax Revenue	0.000%	10/1/24	1,360	1,329
	Fresno Unified School District GO	2.000%	8/1/25	700	686
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	54,475	56,056
[3]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/24	235	237
[3]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/24	280	282
	Long Beach CA Marina System Port, Airport & Marina Revenue	5.000%	5/15/26	745	755
[1,5]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	4.950%	2/1/24	5,860	5,860
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	5,800	5,984
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,330	2,465
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	1,500	1,590
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	4,035	4,164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/25	1,000	1,027
[2]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.010%	7/1/37	19,675	19,652
[2]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.010%	7/1/37	7,500	7,491
[2]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.010%	7/1/47	8,750	8,740
[8]	Modesto Elementary School District/Stanislaus County GO	0.000%	8/1/25	1,945	1,851
[8]	North Orange County CA Community College District GO	0.000%	8/1/26	3,000	2,772
	Northern California Energy Authority Natural Gas Revenue	5.000%	7/1/24	610	613
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	66,390	66,420
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.320%	2/1/24	22,100	22,100
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,600	1,635
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,023
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,500	1,538
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/24	2,440	2,463
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25	5,000	5,141
	Poway Unified School District GO	5.000%	8/1/27	1,425	1,438
	Romoland School District Special Tax Revenue	5.000%	9/1/26	1,655	1,682
	Roseville CA Special Tax Revenue	5.000%	9/1/27	1,000	1,023
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	50	50
	Sacramento County CA Special Tax Revenue	5.000%	9/1/24	1,000	1,007
	Sacramento County CA Special Tax Revenue	5.000%	9/1/25	1,500	1,527
	Sacramento County CA Special Tax Revenue	5.000%	9/1/26	3,850	3,960
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	835	853
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	6,850	7,131
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	500	517
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	405	419
[1]	San Francisco CA City & County Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.500%	2/1/24	14,000	14,000
	San Francisco CA City & County GO	5.000%	6/15/24	150	150
	San Francisco CA City & County GO	5.000%	6/15/25	240	240
	San Francisco CA City & County GO	2.000%	6/15/26	3,860	3,732
	San Francisco CA City & County GO	5.000%	6/15/26	1,500	1,504
	San Francisco CA City & County GO	4.000%	6/15/28	455	455
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	2,030	2,066
[1,5]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	4.270%	2/1/24	21,000	21,000
[1,5]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	4.270%	2/1/24	50,000	50,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,5]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	4.270%	2/1/24	31,210	31,210
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	47,000	44,987
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	3,000	2,670
	San Francisco Community College District GO	5.000%	6/15/29	3,015	3,103
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/24	130	130
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/24	105	106
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/26	115	122
[8]	San Mateo Union High School District GO	0.000%	9/1/26	2,000	1,855
	Santa Monica Community College District GO	5.000%	8/1/25	2,585	2,588
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,050	19,296
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,355	3,551
	University of California College & University Revenue (Limited Project)	5.000%	5/15/24	710	714
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	230	231
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	560	567
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	635	646
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	420	431
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	585	604
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	485	504
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	200	209
					1,083,414
Colorado (1.4%)
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/26	3,800	3,803
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	1,000	1,057
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	2,000	2,114
	Baseline Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.125%	12/1/28	1,208	1,220
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/26	1,685	1,672
[1]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	6,665	6,666
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/24	720	728
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	779
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/24	45	45
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	450	454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,015	1,027
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	325	324
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	385	383
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,700	1,734
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	190	195
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	455	466
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,205	1,266
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	655	693
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project)	5.000%	5/15/28	2,000	2,085
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	4,500	4,563
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	9,075	9,340
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	5,055	5,211
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	27,030	28,228
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	11,695	12,287
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	16,175	17,572
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	10,420	11,267
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.420%	5/15/61	10,220	10,143
[1]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.430%	2/1/24	8,900	8,900
[2]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.740%	12/1/25	4,855	4,856
	Denver Board of Water Commissioners City & County Water Revenue	5.000%	12/15/25	1,000	1,039
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	2,585	2,745
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	7,065	7,331
[1]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,000	3,119
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20	20
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	12,225	11,996
[2]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.908%	9/1/39	5,580	5,567
	Foothills Metropolitan District Special Assessment Revenue	5.250%	12/1/24	1,000	1,000
[4]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/24	430	436
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/24	350	352
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/25	400	405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/26	350	345
[1,5]	Sales Tax Securitization Corp. COP TOB VRDO	3.950%	2/1/24	7,500	7,500
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	16,810	16,671
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	7,995	7,785
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	2,955	2,832
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	11,935	11,982
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/24	200	203
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/25	250	259
					220,665
Connecticut (2.9%)
	Bridgeport CT GO	5.000%	2/15/24	450	450
	Connecticut GO	3.000%	6/1/24	550	549
	Connecticut GO	4.000%	6/15/24	1,000	1,003
	Connecticut GO	5.000%	9/15/24	2,065	2,089
	Connecticut GO	5.000%	3/1/25	1,460	1,465
	Connecticut GO	5.000%	4/15/25	6,910	7,075
	Connecticut GO	4.000%	6/15/25	525	532
	Connecticut GO	5.000%	8/1/25	3,665	3,776
	Connecticut GO	5.000%	9/15/25	595	615
	Connecticut GO	4.000%	1/15/26	2,000	2,044
	Connecticut GO	5.000%	8/1/26	1,000	1,055
	Connecticut GO	5.000%	9/15/26	595	629
	Connecticut GO	5.000%	1/15/27	2,240	2,388
	Connecticut GO	5.000%	3/1/27	2,000	2,007
	Connecticut GO	5.000%	8/1/27	520	561
[2]	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.950%	4.820%	3/1/24	135	135
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	460	456
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	244
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	240
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	332
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	458
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	165
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	3,210	3,174
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.400%	11/15/26	3,180	3,214
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.830%	2/1/24	31,800	31,800
[2]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.170%	11/15/50	20,525	20,467
[2]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.625%	4.500%	5/15/51	22,585	22,543
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/24	2,120	2,137
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	14,190	14,445
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	3,000	3,087

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	4,925	5,067
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	3,930	4,044
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	6,805	7,002
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,375	1,391
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	2,750	2,895
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	2,580	2,716
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	5,820	6,127
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	27,995	29,469
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	30,215	32,548
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	375	375
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	390
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	17,775	17,758
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	28,325	28,298
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	28,980	28,449
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	20,605	20,040
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	18,875	18,357
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	12,700	12,352
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	25,390	25,268
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	7,740	7,703
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	2,630	2,552
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	450	450
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,845	3,854
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	680	681
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	743
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	345	353
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	606
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,205	1,212
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	3,983
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	16,705	16,541
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	10,450	10,566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	375	378
	Hartford CT Special Obligation Revenue	5.000%	4/1/25	1,255	1,283
	Hartford CT Special Obligation Revenue	5.000%	4/1/26	1,275	1,333
	Hartford CT Special Obligation Revenue	5.000%	4/1/27	1,880	2,008
	Meriden CT GO	5.000%	3/15/24	875	877
	New Haven CT GO	5.000%	8/1/24	600	604
[3]	New Haven CT GO	5.000%	8/15/24	395	398
	New Haven CT GO	5.000%	8/1/25	500	511
[4]	New Haven CT GO	5.000%	8/1/26	700	733
[4]	New Haven CT GO	5.000%	8/1/27	500	533
	University of Connecticut College & University Revenue	5.000%	8/15/24	400	400
	University of Connecticut College & University Revenue	5.000%	8/15/25	3,835	3,955
	University of Connecticut College & University Revenue	5.000%	8/15/25	6,980	7,198
	University of Connecticut College & University Revenue	5.000%	8/15/26	3,115	3,289
	University of Connecticut College & University Revenue	5.000%	8/15/26	6,700	7,068
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,335	1,441
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,555	1,678
	University of Connecticut College & University Revenue	5.000%	8/15/28	1,450	1,599
	University of Connecticut College & University Revenue	5.000%	2/15/29	750	762
					456,973
Delaware (0.3%)
	Delaware GO	5.000%	5/1/25	17,145	17,615
[1]	Delaware State Economic Development Authority Charter School Aid Revenue Project, Prere.	7.000%	3/3/25	10,000	10,406
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	7,070	6,631
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	2,435	2,284
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	4,250	4,083
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/26	5,825	6,143
					47,162
District of Columbia (1.3%)
	District of Columbia College & University Revenue	5.000%	4/1/30	1,530	1,617
	District of Columbia GO	5.000%	6/1/27	3,415	3,592
	District of Columbia GO	5.000%	6/1/27	3,170	3,367
	District of Columbia GO, Prere.	5.000%	6/1/27	3,135	3,222
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/25	13,652	13,958
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	1,795	1,801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.700%	3/1/25	4,000	3,903
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,120	17,467
[9]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,785	2,847
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	5,000	5,119
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	9,175	9,453
[9]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/28	14,000	14,530
	District of Columbia Income Tax Revenue	5.000%	12/1/24	11,000	11,183
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/30	1,580	1,651
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	27,425	26,970
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	5,425	5,293
[1,5]	Metropolitan Washington Airports Authority Dulles Toll Highway Revenue TOB VRDO	3.960%	2/1/24	32,950	32,950
[1,4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	3.990%	2/1/24	18,302	18,302
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	14,055	15,368
[1,3]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	3.990%	2/1/24	12,730	12,730
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/25	1,500	1,545
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/26	1,500	1,582
					208,450
Florida (2.7%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	350	348
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,225
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	236
[1]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.990%	2/1/24	5,645	5,645
[3]	Boward County FL School District COP	5.000%	7/1/27	1,740	1,789
[11]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,780	1,813
[11]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,270	1,318
[1]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.020%	2/1/24	3,750	3,750
[1,4]	Broward Country Tourist Development Miscellaneous Taxes Revenue TOB VRDO	3.980%	2/1/24	1,860	1,860
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,425	1,422
[1,5]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.700%	2/7/24	7,718	7,718
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	1,000	1,011
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	285	287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	1,000	1,041
[1]	Central Florida Expressway Authority Highway Revenue TOB VRDO	4.020%	2/1/24	7,045	7,045
	Citizens Property Insurance Inc. Miscellaneous Revenue, Prere.	5.000%	12/1/24	24,595	24,964
	Duval County Public Schools COP	5.000%	7/1/24	4,000	4,026
[3]	Duval County Public Schools COP	5.000%	7/1/25	1,650	1,695
[3]	Duval County Public Schools COP	5.000%	7/1/26	2,150	2,258
[3]	Duval County Public Schools COP	5.000%	7/1/27	3,180	3,411
[3]	Duval County Public Schools COP	5.000%	7/1/28	2,035	2,228
	Escambia County FL Industrial Revenue PUT	2.000%	10/1/24	825	813
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	1,015	1,022
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	1,070	1,097
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	1,195	1,228
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/26	5,185	5,459
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/30	1,000	998
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	215
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	225	224
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/25	110	111
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	545	556
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/25	215	218
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	220	217
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,400	2,477
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	645	677
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,375	1,261
	Florida GO	5.000%	6/1/25	2,665	2,741
	Florida GO	5.000%	7/1/25	1,240	1,277
	Florida GO	5.000%	6/1/27	1,770	1,908
	Florida GO	5.000%	6/1/28	1,625	1,635
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/24	1,850	1,860
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	475	484
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/27	250	258
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Flagier College Inc. Project)	5.000%	11/1/27	1,095	1,132
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	3,060	3,111
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	5,000	5,118
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,225	2,286

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/24	2,900	2,923
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	34,900	35,487
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	8,000	8,325
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	15,085	15,804
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	10,770	11,266
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,685	1,763
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	1,295	1,351
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,110	1,157
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/26	915	965
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/24	800	809
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/25	750	775
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/26	600	636
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/27	1,000	1,084
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/28	1,150	1,274
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.000%	9/1/24	615	622
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.000%	9/1/25	1,000	1,033
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.000%	9/1/26	300	318
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.000%	9/1/27	435	471
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.000%	9/1/28	500	554
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/25	125	129
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	2,722
	Hernando County FL Water & Sewer Water Revenue	4.000%	6/1/24	625	627
[3]	Hernando County School District COP	5.000%	7/1/28	2,000	2,087
[4]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/24	150	149
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	3.970%	2/1/24	4,000	4,000
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	3,295	3,364
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,620	1,676
[1,5]	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.330%	2/1/24	9,465	9,465
	JEA Water & Sewer System Water Revenue	4.000%	10/1/30	4,000	4,003
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	380	378
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	3.250%	10/1/26	2,270	2,180
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	185	183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	8/1/25	1,250	1,247
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	900	902
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	20	20
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	2,000	2,043
[3]	Manatee County School District Sales Tax Revenue	5.000%	10/1/30	2,650	2,801
	Martin County FL School Board Corp. (Florida Master Lease Program) COP	5.000%	10/1/24	2,125	2,150
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	120	121
[1]	Melbourne FL Water & Sewer Water Revenue TOB VRDO	3.840%	2/1/24	5,000	5,000
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/27	1,000	1,004
	Miami FL Miscellaneous Taxes Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/25	1,000	1,021
	Miami FL Miscellaneous Taxes Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/26	1,000	1,044
	Miami FL Miscellaneous Taxes Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/27	1,000	1,067
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	895
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,000	1,006
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	405	407
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,690	2,703
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,350	1,392
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,000	1,041
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,165	1,188
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27	2,400	2,521
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,529
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,625	1,659
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,035	3,116
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/26	3,375	3,367
	Miami-Dade County School Board COP	5.000%	2/1/24	830	830
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	1,150	1,160
	Midtown Miami Community Development District Special Assessment Revenue (Infrastructure Project)	4.250%	5/1/24	865	864
[1]	North Springs Improvement District Special Assessment Revenue	4.250%	5/1/28	1,465	1,453
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/24	1,290	1,292
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/25	1,340	1,348
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/26	1,395	1,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	75	76
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	425	453
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	600	650
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	2,285	2,400
[1]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	2/7/24	5,750	5,750
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,508
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	2,340	2,043
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	171
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	415	424
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	230	230
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	240	240
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	245	245
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	148
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/28	275	290
[1]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.840%	2/7/24	5,435	5,435
[1,5]	Palm Beach County Health Facilities Authority Revenue TOB VRDO	4.220%	2/1/24	19,800	19,800
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,358
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/25	2,430	2,506
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/26	865	911
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/27	905	970
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/28	950	1,035
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	275	277
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	6/1/26	1,650	1,675
[3]	Santa Rosa County School Board COP	5.000%	2/1/27	1,010	1,071
[3]	Santa Rosa County School Board COP	5.000%	2/1/28	1,000	1,081
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/25	3,575	3,698
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/26	1,550	1,644
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/27	1,700	1,842
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	2/1/24	11,000	11,000
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	2/1/24	3,000	3,000
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	4.020%	2/1/24	26,885	26,885
	Sarasota County School Board COP (Master Lease Program)	5.000%	7/1/27	1,100	1,183
	School Board of Miami-Dade County COP	5.000%	5/1/26	1,000	1,021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	School Board of Miami-Dade County COP	5.000%	8/1/27	155	163
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/24	130	129
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	120	118
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/28	250	242
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/29	255	245
[1]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	2/1/24	10,966	10,966
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,310	1,400
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,375	1,461
[1,5]	St. Johns County FL IDA Health, Hospital, Nursing Home Revenue TOB VRDO	4.220%	2/1/24	5,760	5,760
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/25	395	389
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/24	325	327
[1]	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project) TOB VRDO	4.070%	2/1/24	3,850	3,850
[1]	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project) TOB VRDO	4.070%	2/1/24	4,580	4,580
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	1,310	1,383
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	350	334
[1]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/28	500	501
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/27	1,000	988
[4]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/26	165	174
					418,719
Georgia (2.5%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/24	2,830	2,852
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/25	2,950	3,019
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/26	3,060	3,179
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/27	3,180	3,357
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/28	3,290	3,522
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/29	3,415	3,701
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/25	605	619
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	500	514
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,286
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	665	700
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	1,000	1,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	855	921
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	1,210	1,303
	Atlanta GA GO	5.000%	12/1/25	1,000	1,040
	Atlanta GA GO	5.000%	12/1/25	1,750	1,819
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	1,000	1,010
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.000%	9/1/24	4,339	4,280
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	9,440	9,703
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	9,555	9,595
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	415	433
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	735	737
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	356
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,100	2,180
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,079
[1,5]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.930%	2/1/24	2,065	2,065
	Columbus GA GO	5.000%	1/1/25	10,065	10,249
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	7,485	7,708
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	7,665	8,274
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	200
[1,5]	Development Authority for Fulton County Health, Hospital, Nursing Home Revenue TOB VRDO	3.930%	2/1/24	4,380	4,380
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	1.700%	8/22/24	6,125	6,021
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.875%	3/6/26	3,590	3,598
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	2,170	2,172
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	7,295	7,300
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,405	2,410
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,200	2,205
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,000	1,002
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,000	1,002
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	5,885	5,892
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	305	318
[1,5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.930%	2/1/24	1,875	1,875
[1]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.840%	2/7/24	2,500	2,500
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/26	470	463
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/27	765	748
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/28	800	775
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,501
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	310	310
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	305
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	259
	Georgia GO	5.000%	7/1/25	15,115	15,573
	Georgia GO	4.000%	2/1/26	575	575
	Georgia GO	5.000%	12/1/26	3,450	3,677
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,260	1,265
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,140	1,156
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	600	608
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	369
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	431
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/25	200	205
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/26	150	157
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/27	200	214
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/28	195	212
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/27	1,000	1,015
[1,4]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	3.980%	2/1/24	13,675	13,675
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,650	1,672
	Houston Healthcare System Inc., Revenue RAN, Prere.	5.000%	4/1/24	5,165	5,174
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/24	290	290
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,100	1,102
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/24	750	752
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	1,165	1,170

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	300	301
Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	3,250	3,274
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	915	913
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	1,110	1,108
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/24	300	302
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/25	400	404
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/25	285	288
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/25	1,000	1,011
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/25	700	708
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,515	2,551
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	375	381
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	250	254
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	610	609
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	1,500	1,497
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/25	550	559
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	530	541
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	345	352
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/26	1,100	1,123
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	1,935	1,983
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	600	617
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	285	293
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	720	717
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	2,200	2,192
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/26	1,000	1,027
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	1,000	1,030
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	620	639
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/27	1,250	1,288
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	850	881
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	500	519
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,215	1,208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	4,140	4,118
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/27	1,700	1,763
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	1,650	1,715
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/28	1,500	1,560
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	1,850	1,934
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	580	608
[12]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	94,675	94,828
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	56,020	56,356
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	14,080	14,143
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/24	805	810
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/26	475	496
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/24	675	677
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/25	425	437
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	865	877
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (Sandy Springs City Center Project), Prere.	5.000%	5/1/26	5,000	5,248
	Savannah Economic Development Authority Industrial Revenue PUT	2.000%	10/1/24	850	838
	South Regional Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/25	1,150	1,178
					398,781
Guam (0.1%)
	Guam Department of Education COP	3.625%	2/1/25	215	213
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,106
	Guam Income Tax Revenue	5.000%	12/1/26	1,500	1,551
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	300	307
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,320	1,329
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,315	1,341
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,910	1,974
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,645	3,819
					11,640
Hawaii (0.3%)
	Georgia GO	5.000%	10/1/29	1,250	1,316
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.320%	7/1/39	6,670	6,670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.320%	7/1/39	1,725	1,725
	Hawaii GO	5.000%	10/1/27	1,000	1,055
	Hawaii GO	5.000%	10/1/29	2,575	2,778
	Hawaii GO	4.000%	8/1/32	4,500	4,501
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/25	11,225	11,478
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	4,000	4,183
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,405	1,505
	Honolulu HI City & County GO	5.000%	7/1/25	1,700	1,751
	Honolulu HI City & County GO	5.000%	7/1/25	2,325	2,395
	Honolulu HI City & County GO	5.000%	7/1/26	1,000	1,054
	Honolulu HI City & County GO	5.000%	7/1/26	2,460	2,592
	Honolulu HI City & County GO	5.000%	7/1/27	500	539
	Honolulu HI City & County GO	5.000%	7/1/27	2,850	3,075
	Honolulu HI City & County GO	5.000%	10/1/27	3,000	3,103
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	3,285	3,400
					53,120
Idaho (0.2%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,000	1,012
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	2,250	2,290
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.300%	2/1/24	16,000	16,004
[1]	Idaho Housing and Finance Association Local or Guaranteed Housing Revenue TOB VRDO	3.790%	2/1/24	9,600	9,600
					28,906
Illinois (7.2%)
[1]	BFO Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.990%	2/1/24	33,335	33,335
[3]	Bolingbrook IL GO	5.000%	1/1/29	1,750	1,867
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/24	595	596
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	232
[8]	Chicago Board of Education GO	0.000%	12/1/24	2,210	2,141
[8]	Chicago Board of Education GO	0.000%	12/1/24	940	911
	Chicago Board of Education GO	5.000%	12/1/24	4,455	4,484
	Chicago Board of Education GO	5.000%	12/1/24	2,640	2,659
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,158
[7]	Chicago Board of Education GO	5.500%	12/1/24	735	745
[8]	Chicago Board of Education GO	0.000%	12/1/25	3,280	3,061
[8]	Chicago Board of Education GO	0.000%	12/1/25	2,615	2,440
	Chicago Board of Education GO	0.000%	12/1/25	6,600	6,147
[8,13]	Chicago Board of Education GO	0.000%	12/1/25	25	23
	Chicago Board of Education GO	5.000%	12/1/25	11,720	11,916
	Chicago Board of Education GO	5.000%	12/1/25	2,240	2,278
[7]	Chicago Board of Education GO	5.500%	12/1/25	3,225	3,300
	Chicago Board of Education GO	0.000%	12/1/26	2,500	2,240
[8]	Chicago Board of Education GO	0.000%	12/1/26	2,665	2,394
	Chicago Board of Education GO	5.000%	12/1/26	7,270	7,482
	Chicago Board of Education GO	5.000%	12/1/26	5,805	5,975
	Chicago Board of Education GO	5.000%	12/1/26	3,045	3,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	5.000%	12/1/26	250	257
[10,13]	Chicago Board of Education GO	5.500%	12/1/26	9,450	9,923
[7]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,287
	Chicago Board of Education GO	7.000%	12/1/26	1,100	1,159
[8]	Chicago Board of Education GO	0.000%	12/1/27	750	648
[3]	Chicago Board of Education GO	5.000%	12/1/27	550	578
[3]	Chicago Board of Education GO	5.000%	12/1/27	1,800	1,893
	Chicago Board of Education GO	5.000%	12/1/27	6,850	7,118
[7]	Chicago Board of Education GO	5.500%	12/1/27	3,075	3,205
	Chicago Board of Education GO	5.000%	12/1/28	3,440	3,600
[3]	Chicago Board of Education GO	5.000%	12/1/29	4,220	4,495
	Chicago Board of Education GO	5.000%	12/1/30	2,500	2,555
[1]	Chicago Board of Education GO	6.750%	12/1/30	1,070	1,183
[1,5]	Chicago IL Board of Education Special Tax Miscellaneous Taxes Revenue TOB VRDO	3.950%	2/1/24	26,750	26,750
	Chicago IL GO	0.000%	1/1/25	1,165	1,121
	Chicago IL GO	5.000%	1/1/25	1,000	1,011
	Chicago IL GO	5.000%	1/1/25	2,500	2,528
	Chicago IL GO	5.000%	1/1/25	5	5
	Chicago IL GO	5.000%	1/1/26	5,515	5,658
	Chicago IL GO	5.000%	1/1/26	2,615	2,683
	Chicago IL GO	5.000%	1/1/26	1,715	1,740
	Chicago IL GO	5.000%	1/1/26	1,565	1,581
	Chicago IL GO	5.000%	1/1/27	4,885	5,095
	Chicago IL GO	5.000%	1/1/27	640	653
	Chicago IL GO	5.000%	1/1/28	4,765	5,038
	Chicago IL GO	5.000%	1/1/28	1,000	1,057
	Chicago IL GO	4.000%	1/1/29	8,493	8,630
	Chicago IL GO	5.000%	1/1/29	1,000	1,070
	Chicago IL GO	5.625%	1/1/30	6,035	6,315
	Chicago IL GO	5.625%	1/1/31	2,100	2,197
[1,5]	Chicago IL GO TOB VRDO	3.890%	2/1/24	7,000	7,000
[8]	Chicago IL GO, ETM	0.000%	1/1/27	2,050	1,867
	Chicago IL GO, Prere.	5.250%	1/1/25	5,100	5,185
	Chicago IL GO, Prere.	5.250%	1/1/25	2,500	2,542
[9]	Chicago IL Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	20,228	20,239
[1,4]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	3.990%	2/1/24	6,200	6,200
[1,4,5]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	3.990%	2/1/24	2,500	2,500
[1,3]	Chicago IL Wastewater Transmission Sewer Revenue TOB VRDO	4.670%	2/1/24	2,880	2,880
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	10,000	10,112
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,000	1,011
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,000	1,011
	Chicago IL Waterworks Water Revenue	4.000%	11/1/26	425	435
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	650	684
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,350
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	1,500	1,568
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	3,500	3,741
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	1,000	1,062
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	725	759
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	3,500	3,667
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	1,000	1,046
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/30	1,955	2,113
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	500	506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3]	Chicago IL Waterworks Water Revenue TOB VRDO	4.670%	2/1/24	7,235	7,235
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	2,105	2,105
[4]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	5,000	5,082
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	400	400
[4]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	5,000	5,203
[4]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,250	2,395
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	385	390
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,235	4,407
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,000	1,015
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,405	2,552
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	225	241
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,000	1,014
	Chicago Park District GO	5.000%	1/1/25	1,000	1,001
	Chicago Park District GO	5.000%	1/1/26	2,500	2,588
	Chicago Park District GO	5.000%	1/1/27	300	300
	Chicago Park District GO	5.000%	1/1/27	1,000	1,052
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	830	833
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	3,490	3,557
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	460	469
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,100	3,212
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	4,500	4,663
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	2,170	2,358
[1,4]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	4.630%	2/1/24	10,000	10,000
[4]	Cook County Community College District No. 508 GO	5.000%	12/1/27	1,000	1,071
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,700
	Cook County IL GO	5.000%	11/15/24	5,000	5,065
	Cook County IL GO	4.000%	11/15/25	4,650	4,720
	Cook County IL GO	4.000%	11/15/26	3,405	3,509
	Cook County IL GO	5.000%	11/15/27	325	350
	Cook County IL GO	5.000%	11/15/28	3,000	3,154
	Cook County IL Sales Tax Revenue	5.000%	11/15/25	900	931
	Cook County IL Sales Tax Revenue	5.000%	11/15/26	620	654
	Cook County IL Sales Tax Revenue	5.000%	11/15/27	480	516
	Cook County IL Sales Tax Revenue	5.000%	11/15/28	225	246
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue, ETM	0.000%	7/15/25	19,335	18,465
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	975	974
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,090	1,091

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	890	880
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	1,065	1,053
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	1,100	1,109
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,050	1,060
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	475	485
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,119
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,031
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,650	1,712
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,250	1,311
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,250	2,293
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,590	1,674
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,735	1,829
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,018
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,820	1,945
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,230	1,293
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,385	1,456
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	7,950	8,359
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,600	1,604
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	10,570	10,782
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	12,410	12,854
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	3,205	3,409
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.870%	2/1/24	35,000	35,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	620	625
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	145	146
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.200%	4/1/51	5,705	5,705
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.570%	5/1/42	1,405	1,377
[2]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.200%	4.917%	11/1/34	13,875	13,850
	Illinois Finance Authority Water Revenue	5.000%	1/1/25	2,310	2,349
	Illinois Finance Authority Water Revenue	5.000%	1/1/26	2,695	2,805
	Illinois Finance Authority Water Revenue	5.000%	7/1/26	2,630	2,769
	Illinois Finance Authority Water Revenue	5.000%	1/1/28	3,120	3,318
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,080	1,091

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	4.000%	2/1/24	150	150
	Illinois GO	5.000%	2/1/24	850	850
	Illinois GO	4.000%	3/1/24	2,235	2,236
	Illinois GO	5.000%	3/1/24	1,750	1,752
	Illinois GO	5.000%	3/1/24	3,000	3,003
	Illinois GO	5.000%	4/1/24	375	376
	Illinois GO	4.000%	5/1/24	175	175
	Illinois GO	5.000%	5/1/24	12,975	13,021
	Illinois GO	5.500%	5/1/24	4,375	4,396
	Illinois GO	5.000%	6/1/24	2,500	2,512
	Illinois GO	5.000%	7/1/24	4,795	4,825
	Illinois GO	0.000%	8/1/24	200	196
	Illinois GO	5.000%	10/1/24	1,075	1,086
	Illinois GO	5.000%	11/1/24	22,815	23,080
	Illinois GO	5.000%	1/1/25	775	786
	Illinois GO	5.000%	2/1/25	5,085	5,166
	Illinois GO	5.000%	2/1/25	625	626
	Illinois GO	4.000%	3/1/25	750	754
	Illinois GO	5.000%	3/1/25	3,050	3,103
	Illinois GO	5.000%	3/1/25	11,935	12,142
	Illinois GO	5.000%	3/1/25	600	610
	Illinois GO	5.000%	5/1/25	2,500	2,551
	Illinois GO	5.500%	5/1/25	3,000	3,079
	Illinois GO	5.000%	6/1/25	13,275	13,566
	Illinois GO	5.000%	7/1/25	8,470	8,669
	Illinois GO	5.000%	10/1/25	4,105	4,221
	Illinois GO	5.000%	11/1/25	7,500	7,724
	Illinois GO	5.000%	11/1/25	3,750	3,862
[4]	Illinois GO	5.000%	11/1/25	10,000	10,304
	Illinois GO	5.000%	12/1/25	500	516
	Illinois GO	5.000%	12/1/25	655	676
	Illinois GO	5.000%	1/1/26	3,560	3,674
	Illinois GO	5.000%	2/1/26	1,300	1,344
	Illinois GO	5.000%	3/1/26	22,390	23,182
	Illinois GO	5.000%	3/1/26	13,760	14,247
[3]	Illinois GO	5.000%	4/1/26	2,500	2,507
	Illinois GO	5.000%	5/1/26	8,500	8,532
	Illinois GO	5.000%	6/1/26	155	161
	Illinois GO	5.000%	7/1/26	8,600	8,961
	Illinois GO	5.000%	10/1/26	135	141
	Illinois GO	5.000%	10/1/26	2,250	2,356
	Illinois GO	5.000%	11/1/26	14,230	14,924
	Illinois GO	5.000%	11/1/26	750	787
	Illinois GO	5.000%	2/1/27	1,500	1,502
	Illinois GO	5.000%	2/1/27	1,525	1,604
	Illinois GO	5.000%	3/1/27	4,200	4,425
	Illinois GO	5.000%	7/1/27	13,220	14,010
	Illinois GO	5.000%	10/1/27	3,000	3,193
	Illinois GO	5.000%	10/1/27	1,000	1,064
	Illinois GO	5.000%	11/1/27	650	679
	Illinois GO	5.000%	11/1/27	15,455	16,475
	Illinois GO	5.000%	2/1/28	9,000	9,479
	Illinois GO	4.000%	3/1/28	5,260	5,415
	Illinois GO	5.000%	3/1/28	2,500	2,679
	Illinois GO	5.000%	3/1/28	500	536
	Illinois GO	5.000%	5/1/28	1,000	1,004
	Illinois GO	5.000%	6/1/28	520	540
	Illinois GO	5.000%	7/1/28	5,095	5,495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	11/1/28	10,360	11,054
	Illinois GO	5.000%	11/1/28	3,890	4,068
	Illinois GO	5.000%	11/1/28	2,895	3,140
	Illinois GO	3.500%	6/1/29	2,260	2,271
	Illinois GO	5.000%	10/1/29	900	975
	Illinois GO	5.000%	11/1/29	2,020	2,157
	Illinois GO	5.250%	2/1/30	3,000	3,004
	Illinois GO	5.000%	4/1/30	2,680	2,686
	Illinois GO	5.000%	5/1/30	10,000	10,033
	Illinois GO	4.125%	11/1/31	1,230	1,250
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	860	860
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/25	250	256
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/25	250	259
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/26	395	414
[9]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	495	452
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/26	275	292
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/27	275	295
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.200%	10/1/27	1,000	1,033
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/27	290	315
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/28	290	317
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/28	250	277
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.375%	4/1/24	2,000	1,994
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,000	1,001
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	12/1/24	2,000	2,000
[9]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,360	2,368
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,455	1,492
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,000	1,025
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	10,560	10,802
[2,5]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.000%	4.870%	5/15/50	3,750	3,740
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	250	250
	Illinois Sales Tax Revenue	5.000%	6/15/24	690	691
[8]	Illinois Sales Tax Revenue	6.000%	6/15/24	255	257
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,675	1,677
	Illinois Sales Tax Revenue	5.000%	6/15/26	2,235	2,238
	Illinois Sales Tax Revenue	5.000%	6/15/26	5,550	5,789
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,000	1,019
	Illinois Sales Tax Revenue	4.000%	6/15/29	650	659
[4]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,250	3,424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,430	1,526
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	3,110	3,119
[7]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.010%	6/15/25	1,050	991
[7]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	1,190	1,077
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	15,235	15,848
	Joliet IL Waterworks & Sewerage Water Revenue BAN	5.000%	1/1/25	12,365	12,489
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/26	3,480	3,525
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,543
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,737
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,660	1,805
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/25	3,255	3,371
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/26	3,425	3,631
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/27	3,600	3,903
	Lake County Forest Preserve District GO	2.000%	12/15/27	7,400	6,971
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/24	100	99
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	1,250	1,244
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	1,635	1,582
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	2,000	1,976
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,027
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.010%	6/15/26	3,435	3,167
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	500	524
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/27	5,000	5,329
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	3,750	3,989
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Expansion Project)	5.000%	12/15/27	2,300	2,367
[1,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.930%	2/1/24	6,750	6,750
[1,3]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	4.030%	2/1/24	7,967	7,967
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/25	850	850
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/27	1,105	1,120
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/29	1,395	1,430
[1,4]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue TOB VRDO	3.990%	2/1/24	1,000	1,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	7,000	7,094
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	3,850	4,053
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,123
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/25	1,050	1,080
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/26	350	364
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/24	1,500	1,509
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	1,045	1,072
	Regional Transportation Authority Sales Tax Revenue PUT	4.500%	2/1/24	10,400	10,400
[4]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/25	1,200	1,219
[4]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/26	1,350	1,387
[1]	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue TOB VRDO	3.970%	2/1/24	7,500	7,500
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	2,815	2,859
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,075	1,092
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,530	1,636
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.970%	2/1/24	25,620	25,620
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.970%	2/1/24	3,510	3,510
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.010%	2/1/24	4,370	4,370
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.690%	2/1/24	3,990	3,990
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/24	785	786
[3]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/25	1,360	1,390
[3]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/26	1,200	1,249
	Schaumburg IL GO	3.500%	12/1/27	650	649
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/24	275	276
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	203
[4]	Southern Illinois University College & University Revenue	4.000%	4/1/26	1,700	1,718
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/26	300	309
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/26	1,175	1,197
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/27	215	225
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	292
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	340	340
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	4,500	4,566
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/28	4,000	4,060
[3]	St Clair County School District No. 119 Belle Valley GO	5.000%	4/1/30	1,500	1,542
	University of Illinois College & University Revenue	5.000%	10/1/27	400	426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	948
[4]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	753
	Wheeling IL GO	4.000%	12/1/25	935	954
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/26	1,785	1,682
[4]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	284
[8]	Will County Community Unit School District No. 365-U Valley View GO	0.000%	11/1/24	21,465	20,916
	Will County IL GO, Prere.	5.000%	11/15/25	1,400	1,451
					1,126,672
Indiana (0.6%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	345	373
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	600	661
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	585	615
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	900	956
	East Chicago IN Local or Guaranteed Housing Revenue PUT	5.000%	8/1/24	11,980	12,049
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	108
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	97
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	3,900	3,592
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	355
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	375	378
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	390	396
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/28	700	687
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	1,595	1,562
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	1,515	1,489
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,605	7,097
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	1,510	1,440
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	12,000	12,907
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	3,000	3,323
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.170%	3/1/39	3,190	3,093
[1]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	2/1/24	300	300
	Indiana Finance Authority Industrial Revenue	4.125%	12/1/26	1,375	1,371
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	1,000	1,058
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/25	1,225	1,267
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/26	1,000	1,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/27	1,525	1,626
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/28	2,180	2,400
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	95	97
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/27	6,615	6,723
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,043
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	6,405	6,498
	Indianapolis Board of School Commissioners GO	5.000%	7/15/24	310	312
	Indianapolis Board of School Commissioners GO	5.000%	1/15/25	500	509
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	670	696
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	1,145	1,205
[7]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/24	3,410	3,410
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,131
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	1,880
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	1,495	1,593
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/24	520	520
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/25	800	801
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/26	875	876
[4]	Mishawaka IN Waterworks Water Revenue	3.000%	7/1/24	960	958
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	846
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/24	865	873
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	335	339
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,000	1,013
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	527
					92,108
Iowa (0.2%)
	Des Moines IA GO	5.000%	6/1/28	4,270	4,692
	Des Moines Metropolitan Wastewater Reclamation Authority Sewer Revenue	5.000%	6/1/26	900	946
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,690	1,691
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	985	959
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	115	111
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/28	1,135	1,152
[1,5]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.670%	2/1/24	22,240	22,240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	210	211
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	320	326
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	245	253
					32,581
Kansas (0.8%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/26	7,900	7,969
	Kansas Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/24	105	105
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	10,020	10,141
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	11,000	11,109
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/28	6,515	7,025
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	4,000	4,334
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	225	226
	Manhattan KS GO	0.200%	6/15/24	25,540	25,088
	Manhattan KS GO	0.400%	6/15/25	12,275	11,591
	Olathe KS GO	5.000%	10/1/28	1,000	1,085
[1]	Overland Park KS Sales Tax Revenue (Bluhawl Star Bond Project)	5.500%	11/15/28	245	251
	Sedgwick County Unified School District No. 260 Derby GO	5.000%	10/1/43	1,005	1,066
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/26	8,475	9,061
	Wyandotte County-Kansas City Unified Government GO	4.000%	4/1/24	29,860	29,870
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/30	1,250	1,259
					120,180
Kentucky (2.9%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	300
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	310	313
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/25	4,830	4,879
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust Fund-1)	5.000%	9/1/27	1,425	1,465
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,114
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/26	105	107
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/26	450	465
[2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.270%	2/1/46	1,000	1,001

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Cambridge Square Project) PUT	0.300%	2/1/24	2,500	2,500
Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	3,805	3,917
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/24	1,305	1,305
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	4/1/24	2,500	2,503
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	2,435	2,435
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	600	600
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/24	280	280
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	1,825	1,826
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,498
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	3,085	3,082
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,900	1,903
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	565	565
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	4,000	3,987
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,785	1,792
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,081
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,885	1,899
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,115	2,135
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,990	2,011
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	140,570	140,722
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	51,710	51,791
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	8,315	8,328
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	32,665	32,712
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/48	127,855	128,024
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/25	2,965	3,041
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/24	695	695
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/24	890	892
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/25	3,425	3,492
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/25	3,250	3,318
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/30	2,500	2,718
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/24	500	506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/25	305	314
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/26	350	370
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/27	260	281
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/28	375	410
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/29	500	556
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,820	2,840
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	1,210	1,219
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	1,590	1,633
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/26	1,805	1,895
	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,750	1,870
	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,600	2,820
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	7,565	7,860
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	2,300	2,507
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,605	1,684
[3]	Northern Kentucky University College & University Revenue	5.000%	9/1/24	1,115	1,127
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,855	2,859
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,200	1,240
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	1,825	1,919
	University of Kentucky College & University Revenue	3.000%	4/1/24	1,980	1,978
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	340	341
	Warren County School District Finance Corp. Lease (Renewal) Revenue	3.000%	4/1/28	1,000	973
					457,898
Louisiana (1.6%)
[4]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/24	340	340
[4]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/26	400	408
[4]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/27	500	515

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/24	825	825
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	4.217%	5/1/43	8,095	7,924
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue ((Tivoli Place Project)	5.000%	7/1/26	11,080	11,389
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone At the Oaks Project) PUT	5.000%	6/1/26	10,839	11,075
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/26	9,438	9,640
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	10,000	10,161
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	1,215	1,283
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,580	1,624
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	2,000	2,085
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	2,810	2,973
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	2,085	2,206
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/25	34,245	33,189
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/27	7,720	7,846
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	4,360	4,483
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	3,055	3,141
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/25	4,815	4,850
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/26	1,900	1,935
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,980	4,013
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,400	3,428
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	2,500	2,543
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	14,820	15,076
[1]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.990%	2/1/24	18,950	18,950
[3]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	600	616
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	4,005	4,103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	2/1/24	6,865	6,865
	New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/25	6,750	7,004
[5]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue PUT	4.000%	3/15/24	4,025	4,025
[5]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue PUT	4.000%	3/15/24	2,500	2,500
[3]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/26	300	312
[3]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/27	350	371
[3]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/28	400	430
[3]	Shreveport LA GO	5.000%	3/1/25	500	510
[3]	Shreveport LA GO	5.000%	3/1/26	500	519
	Shreveport LA GO	5.000%	9/1/26	1,000	1,004
[3]	Shreveport LA GO	5.000%	3/1/27	500	527
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	18,080	17,874
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	7,610	7,245
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	17,130	16,941
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	2,945	2,792
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	10,145	10,044
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/27	1,035	1,075
					246,659
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	276
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,410	1,492
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	490	491
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/24	1,200	1,217
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	9/1/25	2,400	2,473
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/25	700	725
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	9/1/26	1,500	1,582
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/26	985	1,046
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/27	650	705
					10,007
Maryland (1.5%)
[1,5]	Baltimore County MD Health, Hospital, Nursing Home Revenue TOB VRDO	4.220%	2/1/24	5,015	5,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baltimore MD Miscellaneous Taxes Revenue	5.000%	9/1/24	1,480	1,479
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.800%	6/1/25	125	123
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/27	1,425	1,506
[1]	Frederick County MD College & University Revenue	5.000%	9/1/27	1,225	1,232
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	120	119
[1]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	1/1/26	13,845	13,906
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	6/1/24	9,340	9,348
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	150	150
	Maryland GO	5.000%	8/1/25	5,405	5,580
	Maryland GO	5.000%	8/1/26	6,070	6,419
	Maryland GO	4.000%	6/1/27	5,300	5,310
	Maryland GO	4.000%	8/1/27	2,180	2,181
	Maryland GO	4.000%	6/1/28	2,455	2,460
	Maryland GO	5.000%	8/1/28	1,000	1,108
	Maryland GO	4.000%	6/1/29	9,160	9,179
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	390	391
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	575	579
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	140	140
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	300	303
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	115	118
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	745	775
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/27	1,250	1,308
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	125	132
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	4,325	4,388
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	2,770	2,912
[1,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.220%	2/1/24	12,570	12,570
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/24	2,500	2,519
[2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.150%	7/1/42	58,895	58,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.410%	7/1/41	18,960	18,960
[1]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	3.840%	2/7/24	4,855	4,855
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/25	1,850	1,888
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/26	1,000	1,042
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/27	355	378
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/25	6,835	7,017
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/26	7,265	7,628
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/27	2,740	2,935
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/28	2,225	2,433
[9]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,182
	Montgomery County MD GO	5.000%	10/1/25	1,010	1,047
	Montgomery County MD GO	4.000%	8/1/26	3,300	3,405
	Montgomery County MD GO	5.000%	11/1/26	1,000	1,015
	Montgomery County MD GO	4.000%	12/1/31	17,000	17,070
	Prince George's County MD GO	4.000%	7/1/27	7,080	7,282
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,000	1,000
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	750
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/25	705	700
	University System of Maryland College & University Revenue	3.000%	4/1/26	7,195	7,102
					237,412
Massachusetts (0.7%)
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/26	2,975	2,996
	Commonwealth of Massachusetts GO	5.000%	5/1/24	100	100
	Commonwealth of Massachusetts GO	4.000%	5/1/25	365	365
	Commonwealth of Massachusetts GO	5.000%	5/1/26	1,900	1,996
	Commonwealth of Massachusetts GO	5.000%	5/1/27	1,900	2,045
	Commonwealth of Massachusetts GO	3.000%	9/1/27	2,000	1,973
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/28	2,350	2,365
	Fall River MA BAN GO	5.000%	2/2/24	1,690	1,690
[11]	Fall River MA BAN GO	4.500%	1/30/25	8,362	8,461
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	240	247
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	250	258
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	735	776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	655	692
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	5/1/25	575	581
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	256
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	815
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	215
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	240	237
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,425	1,463
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	227
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	525	546
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,350	1,408
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,000	1,044
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	425	451
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	1,555	1,575
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/30	4,875	5,137
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,656
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	583
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,006
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,215	1,224
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,675	1,685
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	130	130
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	315	315
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	265	268
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	505
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	365	372
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	498
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	290	297
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	667
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,100	2,136
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	522
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	590	628

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	450	445
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,551
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	899
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	2,310	2,350
[1,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	3.930%	2/1/24	1,330	1,330
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.470%	7/1/49	6,075	6,047
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	1,105	1,110
[9]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	2,500	2,553
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	265	267
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	275	279
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	281
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	289
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	6/1/26	1,630	1,602
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	156
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/26	380	380
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	158
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/27	1,080	1,080
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	2,265	2,250
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/27	5,870	5,935
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/28	1,000	1,021
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,800	2,723
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/28	2,045	2,048
[10]	Massachusetts State College Building Authority College & University Revenue	0.000%	5/1/25	7,615	7,311
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/25	1,515	1,554
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	8,000	8,452
	Quincy MA BAN GO	4.500%	7/5/24	1,004	1,010
	Tisbury MA GO	5.000%	7/17/24	1,250	1,258
					104,750
Michigan (1.9%)
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,297
	Bloomfield Hills School District GO	5.000%	5/1/24	700	703
[1,3]	Detroit Downtown Development Authority Tax Allocation Revenue TOB VRDO	4.070%	2/1/24	4,705	4,705
[1,3,14]	Detroit MI City School District GO TOB VRDO	4.000%	2/1/24	3,195	3,195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3,14]	Detroit MI City School District GO TOB VRDO	4.030%	2/1/24	8,600	8,600
[1,3,14]	Detroit MI City School District GO TOB VRDO	4.710%	2/7/24	14,980	14,980
	Detroit MI GO	5.000%	4/1/27	1,700	1,762
	Detroit MI GO	5.000%	4/1/29	1,000	1,045
	Forest Hills MI Public Schools GO	4.000%	5/1/24	915	917
[14]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	807
[1]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	3.970%	2/1/24	4,240	4,240
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	1,100	1,152
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	2,000	2,093
[14]	Holt Public Schools GO	5.000%	5/1/24	525	527
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,567
	Kalamazoo County MI GO	3.000%	5/1/24	850	849
	Kalamazoo County MI GO	5.000%	5/1/25	990	1,015
	Lansing Board of Water & Light Water Revenue	5.000%	7/1/31	1,250	1,344
	Macomb MI Intermediate School District GO	5.000%	5/1/25	340	348
	Macomb MI Intermediate School District GO	5.000%	5/1/26	825	865
	Macomb MI Intermediate School District GO	5.000%	5/1/27	610	653
	Macomb MI Intermediate School District GO	5.000%	5/1/28	1,185	1,293
	Macomb MI Intermediate School District GO	5.000%	5/1/29	670	745
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	310	312
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	229
[1]	Michigan Finance Authority College & University Revenue, Prere.	6.750%	7/1/24	1,250	1,268
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	15,000	15,048
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,315	1,329
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	4,875	4,978
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	705	724
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	6,350	6,624
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,056
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,175	3,384
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/27	2,005	2,063
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	1,950	2,006
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,290	5,373
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	2,725	2,749
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	7,195	7,486
[1,5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.930%	2/1/24	3,645	3,645
[1]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.840%	2/7/24	2,500	2,500
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	1,775	1,799
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	1,160	1,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	1,215	1,258
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	700	704
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	600	605
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,095	1,120
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,120	1,145
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,150	1,176
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.720%	12/1/39	17,850	17,855
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.770%	12/1/39	3,500	3,491
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	7,690	7,720
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/31	2,170	2,185
[8]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	2,895	2,912
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	1,925	1,938
[8]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	1,000	1,006
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	1,985	1,998
[8]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	1,000	1,005
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/27	1,500	1,510
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	4,000	4,027
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,075	2,084
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	340	352
[3]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/24	2,000	2,012
[3]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	75	75
[3]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	1,050	1,056
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	740	758
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/25	5,500	5,697
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/26	9,095	9,644
[1]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	3.930%	2/1/24	3,995	3,995
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	8,600	8,615
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	765	750
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.550%	4/1/25	40	38
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	6,305	6,309
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Beacon Hill Apartments Project) PUT	5.000%	2/1/25	11,529	11,656
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	9,000	9,139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/26	6,311	6,499
	Michigan Strategic Fund Recreational Revenue VRDO	3.730%	2/1/24	10,215	10,215
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/26	3,000	3,186
	Novi Community School District GO	4.000%	5/1/25	765	774
	Oakland University College & University Revenue	5.000%	3/1/24	775	776
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,735	2,732
[1,14]	Pontiac School District GO TOB VRDO	4.020%	2/1/24	8,500	8,500
[14]	Roseville Community Schools GO, Prere.	5.000%	5/1/25	2,000	2,050
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	670	674
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	20,805	20,809
	University of Oakland College & University Revenue	5.000%	3/1/27	1,000	1,001
	Washtenaw County Intermediate School District GO	5.000%	5/1/24	2,390	2,400
[14]	Wayne-Westland Community Schools GO	4.000%	5/1/24	400	401
[14]	Wayne-Westland Community Schools GO	5.000%	11/1/25	800	830
					294,134
Minnesota (1.5%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	400	388
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	609
	Hennepin County MN GO	5.000%	12/1/26	3,670	3,913
	Hennepin County MN GO	5.000%	12/1/28	1,500	1,673
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,300	1,337
	Minneapolis MN GO	5.500%	12/1/25	4,715	4,947
	Minneapolis MN GO	5.500%	12/1/26	3,055	3,297
	Minneapolis MN GO	5.500%	12/1/27	4,070	4,513
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,190	1,214
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	14,180	15,369
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,063
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/25	1,370	1,379
	Minnesota (State Office Building Project) COP	5.000%	11/1/25	12,545	12,982
	Minnesota (State Office Building Project) COP	5.000%	11/1/26	14,975	15,880
	Minnesota (State Office Building Project) COP	5.000%	11/1/27	15,745	17,074
	Minnesota GO	5.000%	8/1/25	11,210	11,572
	Minnesota GO	5.000%	8/1/25	5,000	5,162
	Minnesota GO	5.000%	8/1/26	4,750	5,022
	Minnesota GO	5.000%	10/1/26	1,085	1,152
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,950	1,956
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/25	665	669
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	2,000	2,014
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/26	300	303
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	28,810	28,946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	4.558%	12/1/52	45,000	44,424
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	3.000%	3/1/24	50	50
	Minnesota Rural Water Finance Authority Inc. Intergovernmental Agreement Revenue (Public Projects)	4.375%	4/1/25	7,500	7,525
	Mounds View Independent School District No. 621 GO	5.000%	2/1/26	4,910	5,119
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/24	1,110	1,110
	Rochester MN Health, Hospital, Nursing Home Revenue VRDO	3.780%	2/7/24	21,820	21,820
	Shakopee Independent School District No. 720 GO	0.000%	2/1/28	3,950	3,450
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,785	1,856
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,495	3,559
[1,5]	St. Paul Minnesota Housing & Redevelopment Authority Local or Guaranteed Housing Revenue TOB VRDO	3.320%	2/1/24	4,700	4,700
	University of Minnesota College & University Revenue	5.000%	1/1/25	1,640	1,643
	University of Minnesota College & University Revenue	5.000%	8/1/28	1,225	1,266
					238,956
Mississippi (0.5%)
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	7,100	6,846
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,487
	Mississippi Development Bank Miscellaneous Revenue	5.000%	1/1/26	1,000	1,038
	Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	8/1/25	1,015	1,043
	Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	8/1/26	2,020	2,113
[3]	Mississippi Development Bank Special Obligation Revenue	5.000%	3/1/24	1,665	1,667
	Mississippi Development Bank Special Obligation Revenue	2.000%	9/1/24	2,500	2,469
[1]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/24	390	392
[1]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/25	330	333
[1]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/26	425	433
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/25	1,270	1,295
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/24	1,000	1,010
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/25	1,000	1,028
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/26	1,000	1,044
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	5,705	5,774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/25	1,105	1,120
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.125%	8/28/24	30,000	30,021
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	9,185	9,343
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,550	3,711
[11]	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/26	3,915	4,107
[4]	Sunflower County Consolidated School District GO	5.000%	6/1/26	1,205	1,256
[4]	Sunflower County Consolidated School District GO	5.000%	6/1/27	1,245	1,324
					78,854
Missouri (1.0%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	3,030	3,029
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	555	556
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	603
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	425	434
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,193
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	875	928
	Franklin County MO COP	3.000%	4/1/24	475	475
	Franklin County MO COP	3.000%	11/1/24	440	438
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,010	1,025
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	1,500	1,515
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,000	1,001
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,670	1,671
	Kansas City MO GO	3.000%	2/1/24	4,085	4,085
	Kansas City MO GO	5.000%	2/1/24	2,720	2,720
	Kansas City MO Special Obligation Revenue	5.000%	9/1/24	1,000	1,010
	Kansas City MO Special Obligation Revenue	5.000%	9/1/25	500	515
	Kansas City MO Special Obligation Revenue	5.000%	9/1/26	650	683
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,003
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,445	2,547
	Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/24	460	461
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/24	635	638
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,680	1,722
	Missouri Development Finance Board Intergovernmental Agreement Revenue	5.000%	6/1/26	2,415	2,501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	4.020%	2/1/24	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	505	510
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	2/1/24	5,255	5,255
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.940%	2/1/24	8,115	8,115
[1,4]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.980%	2/1/24	2,000	2,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,195	1,195
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	405	407
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	160	162
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	450	457
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,900	1,977
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	501
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	28,195	28,622
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	10,120	10,876
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	7,820	8,377
[1]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.070%	2/1/24	5,855	5,855
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	600	604
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/26	15,000	15,759
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	3,490	3,509
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/24	305	309
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/25	200	207
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/26	210	222
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/27	330	355
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/28	680	744
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/25	2,630	2,666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	3,944
	Missouri State Board of Public Buildings Appropriations Revenue	5.000%	10/1/25	1,420	1,469
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,000	1,001
[9]	St. Louis Missouri City IDA Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	7,571	7,648
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/26	1,000	1,058
[1,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,530	1,450
[1,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,190	1,089
[1,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	2,010	1,976
[1,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/24	1,740	1,710
[1,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	1,325	1,256
[1,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,030	943
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,604
	University of Missouri of Curators College & University Revenue	4.000%	11/1/33	1,500	1,501
					161,401
Montana (0.1%)
	Forsyth MT Industrial Revenue	3.875%	7/1/28	9,270	9,404
[9]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,445	2,478
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,150	2,151
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	655	663
					14,696
Multiple States (2.9%)
[1,2,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.210%	5.687%	6/15/35	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.320%	2/1/24	55,315	55,315
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.320%	2/1/24	103,700	103,700
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.070%	2/1/24	183,500	183,500
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.320%	2/1/24	110,740	110,740
					458,855
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	955	933
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	40,045	40,198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/24	985	993
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	175	180
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,124
[2]	Douglas County NE College & University Revenue (Creighton University Project), SIFMA Municipal Swap Index Yield + 0.530%	4.400%	7/1/35	3,920	3,858
	Gretna Public Schools GO	5.000%	12/15/27	2,550	2,643
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	4,375	4,759
	Omaha NE GO	6.000%	4/15/25	1,930	1,998
	Omaha NE GO	5.000%	4/15/26	2,165	2,264
	Omaha NE GO	5.000%	4/15/27	1,100	1,178
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/25	1,275	1,300
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/25	2,530	2,580
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/26	1,350	1,410
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/26	1,500	1,566
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,000	2,138
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	3,000	3,208
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/28	1,000	1,093
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/28	1,000	1,093
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/24	815	817
					75,333
Nevada (0.4%)
[3]	Clark County Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/31	2,635	2,638
	Clark County NV GO, Prere.	4.000%	11/1/24	1,895	1,907
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,284
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	925	950
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	1,350	1,421
[3]	Clark County School District GO	3.000%	6/15/24	350	349
	Clark County School District GO	5.000%	6/15/24	75	75
	Clark County School District GO	5.000%	6/15/24	125	126
	Clark County School District GO	5.000%	6/15/24	350	352
[3]	Clark County School District GO	5.000%	6/15/25	6,940	7,133
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	795	794
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,164
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	505	508
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	600	642
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,094
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,350	1,472

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	3.950%	2/1/24	5,500	5,500
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/24	150	149
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/26	225	211
	Las Vegas Valley Water District GO	5.000%	6/1/26	1,750	1,841
	Nevada COP	5.000%	4/1/26	605	606
[9]	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	12/1/24	1,385	1,398
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	6,678	6,795
[1]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB VRDO	4.470%	2/1/24	11,800	11,800
[1]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/24	200	201
[1]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/25	230	232
	Reno Redevelopment Agency Tax Allocation Revenue	5.000%	6/1/27	1,500	1,500
					58,142
New Hampshire (0.0%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/25	885	914
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	475	472
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	580	580
[9]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	10/1/24	1,250	1,223
[9]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/26	1,250	1,259
[9]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/27	900	909
					5,357
New Jersey (4.3%)
[3]	Atlantic City NJ GO	4.000%	11/1/24	2,402	2,404
[3]	Atlantic City NJ GO	4.000%	11/1/25	2,405	2,406
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.500%	5/31/24	25,700	25,796
	Bergen County NJ GO	2.000%	6/1/24	460	457
	Bergen County NJ GO	2.000%	6/1/25	460	450
	Camden County IDA Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/24	1,000	1,000
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,500	2,577
[3]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,821
	Clifton NJ BAN GO	5.000%	5/23/24	4,000	4,015
	Cranford Township NJ BAN GO	4.500%	7/19/24	4,850	4,862
	Cranford Township NJ BAN GO	5.000%	8/22/24	3,100	3,122
	East Orange NJ GO	5.250%	10/18/24	12,026	12,175
	East Rutherford Borough NJ BAN GO	4.250%	4/5/24	7,748	7,748
[1]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/27	400	396
[1]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/29	430	427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,165	1,161
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/28	1,015	1,069
	Hoboken NJ BAN GO	4.500%	3/14/24	29,900	29,936
	Hudson County NJ GO	3.000%	11/15/24	3,295	3,287
	Lawrence Township NJ/Mercer County BAN GO	4.500%	9/19/24	3,063	3,079
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,625	1,636
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	160	161
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	3,160	3,202
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,585	3,612
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,560	2,615
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	4,500	4,561
[10]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,148
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	1,740	1,787
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	3,015	3,189
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	3,280	3,478
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	350	352
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	1,000	1,079
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,000	5,395
[2]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.120%	9/1/25	6,625	6,637
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	11,400	11,537
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	16,500	17,080
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	14,500	15,335
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	14,850	15,156
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	35,820	37,322
[11]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	2,500	2,606
[11]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/27	3,000	3,193
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	7,750	8,419
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	2,000	2,013
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	9,525	9,657
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	11,500	12,145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/24	825	836
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/26	1,100	1,161
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/28	1,600	1,757
	New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	130	130
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	500	503
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/28	10,000	10,066
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	335	351
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,255
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,110	1,171
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	1,655	1,708
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	675	697
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	870	916
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	1,500	1,609
	New Jersey GO	5.000%	6/1/25	20,595	21,146
	New Jersey GO	5.000%	6/1/25	1,670	1,714
[1]	New Jersey GO TOB VRDO	4.040%	2/1/24	3,750	3,750
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	502
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,880	2,899
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,825	1,831
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	5,105	5,141
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	415	417
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,240	3,253
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	395	396
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	435	441
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,380	3,429
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	455	467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,530	3,624
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,445	1,536
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	480	498
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,680	3,822
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	500	526
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	530	564
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	555	595
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	27,785	27,976
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	1,560	1,599
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	5,520	5,526
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	1,986
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,391
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,344
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.670%	2/1/26	1,585	1,589
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	5.070%	5/1/48	7,185	7,232
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	1,020	1,028
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	755
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,625	2,641
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	1,750	1,761
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	360	349
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	290	281
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,320	5,406
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	11,025	11,205
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	500	468
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	1,090	1,131
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	1,000	1,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	865	784
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	3,420	3,101
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,280	1,369
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	1,000	879
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	2,500	2,197
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,015	6,278
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,065	1,112
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,470	1,604
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	710	605
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	16,710	17,444
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	3,520	3,674
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,550	1,618
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,043
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	2,000	2,025
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/24	665	667
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	200	201
[1,5,7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	3.950%	2/1/24	8,677	8,677
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/24	7,000	7,046
[7,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	225	218
[7,16]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	485	470
[7,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,590	1,446
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,000	882
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	6,420	6,453
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	11,040	11,101
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	18,560	18,665
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	10,250	10,306
[4]	Newark Board of Education GO	5.000%	7/15/26	150	157
	Newark NJ BAN GO	5.000%	9/27/24	1,000	1,006
[3]	Newark NJ GO	5.000%	10/1/25	600	617
	North Brunswick Township NJ BAN GO	4.750%	8/9/24	4,750	4,770
	Ocean City NJ GO	3.000%	9/15/27	1,990	1,995
	Ocean Township NJ/Ocean County BAN GO	5.000%	5/30/24	2,813	2,822
	Paramus Borough NJ GO	4.500%	2/15/24	6,000	6,001
	Seaside Heights Borough NJ BAN GO	4.000%	3/28/24	4,100	4,099
	South Orange & Maplewood School District GO	2.000%	11/1/24	840	829
	Township of Logan NJ BAN GO	5.000%	10/17/24	17,618	17,803
	Township of Woodbridge NJ BAN GO	5.000%	10/11/24	66,852	67,611

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Trenton NJ GO	4.000%	2/1/24	720	720
[1]	Union County Improvement Authority Lease Revenue TOB VRDO	3.930%	2/1/24	5,960	5,960
	Winslow Township NJ BAN GO	5.000%	9/12/24	4,426	4,461
	Woodbridge Township Board of Education GO	2.000%	3/15/24	1,080	1,077
	Woodbridge Township Board of Education GO	2.000%	3/15/25	1,110	1,089
	Woodland Park Borough NJ BAN GO	4.500%	5/24/24	5,950	5,970
					674,782
New Mexico (0.4%)
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/26	4,810	4,936
	Farmington NM Electric Power & Light Revenue (San Juan Project) PUT	0.875%	10/1/26	2,070	1,878
	Farmington NM Industrial Revenue	1.800%	4/1/29	4,545	4,038
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	10,000	8,885
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	6,400	6,434
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Senior Lien Public Project)	5.000%	6/1/25	4,000	4,112
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Senior Lien Public Project)	5.000%	6/1/26	1,000	1,053
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Senior Lien Public Project)	5.000%	6/1/27	1,750	1,885
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	502
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	509
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,990	10,226
[1,5]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	4.220%	2/1/24	6,395	6,395
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	300	308
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	18,465	18,734
[1]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	3.750%	5/1/28	1,771	1,746
					71,641
New York (11.0%)
	Binghamton NY BAN GO	4.750%	4/12/24	10,000	10,017
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	1,000	1,031
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	700	702
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,600	1,625
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/26	705	675
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,590	1,609
	Canandaigua City School District BAN GO	4.500%	6/21/24	13,050	13,095
	Chemung County NY BAN GO	4.250%	8/29/24	22,500	22,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commack Union NY Free School District GO	5.000%	6/26/24	9,000	9,053
	Cortland NY BAN GO	5.000%	11/8/24	14,433	14,546
	Depew Union Free School District BAN GO	5.000%	11/1/24	13,600	13,751
[1]	Deutsche Bank Spears/Lifers Trust Port, Airport & Marina Revenue TOB VRDO	3.410%	2/1/24	49,430	49,430
[1]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.640%	2/1/24	48,600	48,600
[1]	Deutsche Bank Spears/Lifers Trust Revenue VRDO	1.880%	2/1/24	9,172	9,172
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	330	331
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	504
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,600	1,606
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,150	1,159
	Fairport Central School District BAN GO	4.500%	7/18/24	15,000	15,066
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	235	237
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	415
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/24	100	101
	Ithaca City School District BAN GO	4.500%	7/12/24	23,655	23,761
	Johnson City NY BAN GO	5.250%	9/27/24	1,978	1,993
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	20,400	19,404
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	5,000	5,422
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	46,960	46,318
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	29,950	28,569
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	19,550	18,424
[2]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.320%	9/1/38	49,400	48,856
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,670	5,685
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,120	1,135
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	4,325	4,385
[7]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/24	5,320	5,403
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	5,780	6,100
[3]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,615	5,975
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	500	537
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	3,950	4,048
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	3,205	2,649
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,130	1,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,010
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	5,775	5,835
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	1,775	1,812
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	14,160	14,184
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,000	17,095
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	22,905	23,034
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.990%	2/1/24	20,000	20,000
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.990%	2/1/24	3,600	3,600
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.990%	2/1/24	2,700	2,700
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.990%	2/1/24	2,840	2,840
[1]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.060%	2/1/24	7,150	7,150
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.670%	2/1/24	5,000	5,000
[2]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.330%	3.888%	11/1/35	15,595	15,586
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	6,610	6,610
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	12,960	12,960
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	4.358%	11/1/32	3,000	2,982
[2]	Metropolitan Transportation Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.430%	4.300%	11/1/31	9,500	9,406
[11]	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	1.000%	7/1/27	2,000	2,070
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,090
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,265	1,276
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	350	358
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	750	778
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	215	215
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	525	525
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	980	951
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	4,590	4,492
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	13,240	12,649
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	27,190	25,814
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	7,955	7,551
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,550	15,397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	4,500	4,486
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	11,705	11,668
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	18,000	18,085
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	2,000	2,010
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	4,845	4,939
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,540	1,600
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	2,440	2,604
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	1,495	1,535
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,000	5,189
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	355	356
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	15,000	15,943
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,195	3,307
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	1,765	1,835
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,000	1,007
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue PUT TOB	4.700%	4/25/24	7,335	7,335
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/25	450	462
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/26	1,000	1,048
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/26	120	126
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/26	1,980	2,077
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	1,000	1,076
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	7,500	8,158
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	1,575	1,733
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/25	805	754
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/26	1,250	1,130
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	800	817
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/28	1,960	1,648
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	4.170%	2/1/24	5,200	5,200
	New York NY GO	5.000%	8/1/25	1,500	1,502
	New York NY GO	5.000%	8/1/25	2,000	2,063
	New York NY GO	5.000%	8/1/25	1,875	1,934
	New York NY GO	5.000%	8/1/25	5,480	5,653
	New York NY GO	5.000%	3/1/26	2,250	2,253
	New York NY GO	5.000%	8/1/26	1,345	1,402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/26	3,150	3,324
	New York NY GO	5.000%	8/1/26	2,145	2,263
	New York NY GO	5.000%	8/1/27	1,250	1,349
	New York NY GO	5.000%	8/1/27	1,300	1,403
	New York NY GO	5.000%	8/1/28	1,285	1,295
	New York NY GO	5.000%	11/1/28	1,265	1,403
	New York NY GO	5.000%	8/1/29	970	977
	New York NY GO	5.000%	8/1/30	1,555	1,615
	New York NY GO	5.000%	8/1/30	5,000	5,093
	New York NY GO	5.000%	8/1/30	1,000	1,019
	New York NY GO	5.000%	8/1/31	3,235	3,258
[3]	New York NY GO VRDO	4.490%	8/1/26	3,500	3,500
[3]	New York NY GO VRDO	4.940%	8/1/26	5,225	5,225
[3]	New York NY GO VRDO	5.290%	8/1/26	4,425	4,425
[10]	New York NY GO VRDO	5.750%	10/1/27	26,475	26,475
[3]	New York NY GO VRDO	4.250%	1/1/32	11,200	11,200
[3]	New York NY GO VRDO	4.750%	6/1/36	9,925	9,925
[3]	New York NY GO VRDO	5.750%	6/1/36	10,550	10,550
[3]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/27	1,215	1,324
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/26	1,840	1,959
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	250	256
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	100	104
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	100	106
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,125	1,207
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	108
[1]	New York State Dormitory Authority College & University Revenue TOB VRDO	4.330%	2/1/24	13,770	13,770
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	565	565
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	100	100
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,300	1,303
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,023
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,000	1,032
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,480	3,501
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	500	501
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	6,130	6,294
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	13,000	12,134
[1,3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.020%	2/1/24	11,800	11,800
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.020%	2/1/24	3,695	3,695
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	1,000	1,047
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	44,500	46,601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	1,500	1,571
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	1,010	1,058
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	725	726
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	1,000	1,023
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	2,300	2,329
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	4,500	4,660
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	1,435	1,485
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,575	3,789
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,058
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/25	5,940	6,151
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/25	4,900	5,074
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/26	3,000	3,180
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/26	26,000	27,558
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,000	1,010
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	2,545	2,550
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.500%	10/1/29	1,000	985
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	1,295	1,288
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.550%	11/1/24	8,160	7,974
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,000	3,873
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	890	863
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	6,505	6,395
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	3,250	3,093
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	4,825	4,607
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	9,175	8,584
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,830	1,714
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	6,685	6,243
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,900	4,582
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,770	2,553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,457
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,535	19,534
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	14,945	14,272
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	10,205	9,746
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/27	2,405	2,405
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	3,045	3,055
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	5,600	5,613
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/27	2,000	2,004
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.850%	5/1/27	28,000	28,079
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	56,120	56,023
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	7,160	7,160
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/28	1,035	1,040
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	3,045	3,052
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	55,000	55,993
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	7,250	7,274
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	1,130	1,135
[1]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	4.220%	2/1/24	22,500	22,500
[1,3]	New York State Thruway Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.990%	2/1/24	5,625	5,625
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	5,375	5,384
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	750	751
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,527
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,135	1,153
[1]	New York State Thruway Authority Highway Revenue TOB VRDO	4.020%	2/1/24	2,925	2,925
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	840	842
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/25	15,000	15,352
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/26	15,000	15,724
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/27	17,000	18,268
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.320%	2/1/24	24,700	24,700
[3]	Oyster Bay NY GO	5.000%	8/1/25	1,000	1,031
[3]	Oyster Bay NY GO	5.000%	8/1/26	1,000	1,056
	Patchogue-Medford Union Free School District GO	4.500%	6/24/24	46,000	46,169
	Plattsburgh NY BAN GO	4.750%	11/15/24	18,775	18,927

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/25	1,840	1,880
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	21,160	22,007
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	10,430	11,106
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	6,895	7,512
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/24	630	634
	Schenectady NY BAN GO	4.750%	5/3/24	8,250	8,267
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,024
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,000	1,044
[2]	Triborough Bridge & Tunnel Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.120%	1/1/33	13,425	13,423
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	12,885	13,108
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	3,930	4,086
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	5,395	5,747
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	6,760	7,303
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	21,490	21,342
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	8,165	7,836
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	18,835	19,556
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.930%	2/1/24	8,387	8,387
[2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	4.614%	4/1/26	500	499
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	1,500	1,511
	Troy Enlarged City School District BAN GO	5.000%	6/7/24	6,795	6,832
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	60	60
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	500	522
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,000	2,090
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,980	4,147
	Utica NY BAN GO	4.500%	1/24/25	10,000	10,105
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	2,150	2,167
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	2,565	2,617
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	1,230	1,265
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	650	677
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	3,000	3,164
	Webster Central NY School District BAN GO	4.500%	6/27/24	18,750	18,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,362
					1,722,538
North Carolina (1.3%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,475	1,507
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/25	3,075	3,168
	Charlotte NC COP	5.000%	6/1/24	500	503
	Charlotte NC COP	5.000%	6/1/25	800	822
	Charlotte NC COP	5.000%	6/1/26	800	841
	Charlotte NC COP	5.000%	6/1/27	1,000	1,077
	Charlotte NC COP	5.000%	6/1/28	675	743
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/30	1,875	1,927
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	3,490	3,534
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,500	4,297
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/25	5,455	5,471
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/27	3,620	3,636
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	5,550	6,065
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	825	813
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	850	838
	Durham NC Intergovernmental Agreement Revenue	5.000%	10/1/26	1,845	1,959
	Durham NC Intergovernmental Agreement Revenue	5.000%	10/1/27	2,020	2,192
	Durham NC Intergovernmental Agreement Revenue	5.000%	10/1/28	2,125	2,358
	Greensboro NC Combined Water & Sewer System Water Revenue	3.000%	6/1/24	1,395	1,393
[9]	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,380	9,583
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	8,159	8,403
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,680	2,883
	North Carolina Appropriations Revenue	5.000%	5/1/25	5,340	5,368
	North Carolina Appropriations Revenue	5.000%	5/1/26	11,250	11,297
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	145
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.750%	7/1/34	10,000	10,000
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	7,150	7,299
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.800%	7/1/26	1,095	1,031
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	215	215
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	200
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	230	231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	135	134
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	210	211
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	478
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	735	730
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	850	851
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	121
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	215	216
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	3,855	3,987
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.550%	6/1/26	13,800	13,572
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	3.950%	2/7/24	12,500	12,500
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	5,000	5,185
	North Carolina Turnpike Authority Highway Revenue BAN, ETM	5.000%	2/1/24	21,705	21,705
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/25	450	465
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/26	680	721
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/27	410	445
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,305	2,375
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.261%	12/1/41	32,100	32,129
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.261%	12/1/41	6,550	6,556
	Wake County NC GO	5.000%	3/1/25	5,000	5,113
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	490	490
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	523
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	545	564
					208,870
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,050	4,012
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	126
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	160	162
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	415	423
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	210
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	250	267
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	250	271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program), SIFMA Municipal Swap Index Yield + 0.200%	4.070%	1/1/43	3,110	3,110
	West Fargo ND GO	4.000%	5/1/24	465	466
					9,047
Ohio (3.2%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	329
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	505	517
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	258
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	450	468
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,725	1,820
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,825	1,966
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	4.100%	2/7/24	85,170	85,170
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	20,000	21,100
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/24	1,400	1,401
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	6,840	7,252
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	6,055	6,541
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,755	7,635
	Bedford City School District BAN GO	5.000%	7/10/24	6,575	6,591
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,225	1,290
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	6,000	6,585
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,004
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,119
	Cincinnati OH Water System Water Revenue	5.000%	12/1/25	1,020	1,059
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	590	599
	Cleveland OH GO	2.000%	12/1/24	350	345
	Cleveland OH GO	2.000%	12/1/26	500	486
[1,5]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	3.950%	2/1/24	3,750	3,750
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	240	231
	Columbus OH GO	5.000%	4/1/24	800	802
	Columbus OH GO	5.000%	8/15/24	3,500	3,538
	Columbus OH GO	5.000%	4/1/25	5,250	5,379
	Columbus OH GO	5.000%	8/15/25	11,520	11,903
	Columbus OH GO	5.000%	8/15/26	6,000	6,342
	Columbus OH GO	4.000%	2/15/29	1,075	1,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/30	2,370	2,482
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT (Dering Family Homes Project)	5.000%	2/1/27	1,000	1,036
[1]	Columbus-Franklin County Finance Authority Tax Allocation Revenue (Easton Project)	5.000%	6/1/28	1,000	1,004
	Coshocton County OH BAN GO	4.250%	4/6/24	3,530	3,530
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,625	2,626
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,900	1,959
[9]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,195	2,203
[9]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,107
[1]	Cuyahoga OH COP TOB VRDO	3.840%	2/7/24	4,155	4,155
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	3,045	3,086
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	475	475
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	499
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	2,000	2,043
	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	4.300%	2/1/24	7,500	7,502
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	12/1/25	1,100	1,141
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	325	326
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.680%	2/1/24	35,800	35,800
[1,5]	Hamilton County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.930%	2/1/24	11,395	11,395
[4]	Hillsdale Local School District COP	4.000%	12/1/25	1,120	1,139
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	100	101
	Lakewood OH GO	4.500%	3/14/24	17,000	17,017
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	6,765	6,844
	Lorain County OH BAN GO	4.125%	5/2/24	2,225	2,226
	Lorain County OH BAN GO	5.000%	12/7/24	1,030	1,042
	Miamisburg City School District GO	4.000%	12/1/30	1,105	1,128
	Miamisburg City School District GO	4.000%	12/1/31	1,350	1,378
	Miamisburg City School District GO	4.000%	12/1/32	1,000	1,021
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/24	150	150
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	365	368
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	340	343
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	295	306
[4]	Midview Local School District COP	4.000%	11/1/24	1,205	1,210
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	115	116
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,950	2,975
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	308
	North Ridgeville City School District BAN GO	4.625%	9/19/24	2,860	2,869

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	250	261
	Ohio (Conservation Projects) GO	3.000%	3/1/24	3,085	3,084
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.250%	9/1/29	3,245	3,113
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,575	11,648
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	10,500	10,527
	Ohio GO	5.000%	5/1/24	625	628
	Ohio GO	5.000%	9/15/24	1,655	1,676
	Ohio GO	5.000%	5/1/25	1,000	1,026
	Ohio GO	5.000%	5/1/26	725	761
	Ohio GO	5.000%	5/1/26	1,340	1,407
	Ohio GO	5.000%	5/1/26	1,250	1,312
	Ohio GO	5.000%	5/1/27	1,000	1,076
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	280	286
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,040	1,075
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	7,860	7,972
	Ohio Health, Hospital, Nursing Home Revenue VRDO	4.300%	2/1/24	20,800	20,800
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	490	492
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/25	905	922
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/26	950	983
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/27	500	528
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	250	262
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	520	559
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/25	225	229
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	103
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/27	425	443
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/28	370	392
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	750	749
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	170	170
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	750	750
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	645	647
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	4.070%	2/1/24	6,550	6,550
[9]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/24	16,495	16,495
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/24	20,500	20,575

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/29	1,085	1,157
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	5,300	5,903
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	18,740	19,271
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	1,915	1,991
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	23,840	24,782
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	7,030	7,394
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	6,980	7,430
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/30	1,420	1,521
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,470	2,471
[3]	Toledo OH GO	5.000%	12/1/27	1,000	1,076
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	351
					500,314
Oklahoma (0.5%)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	1,175	1,242
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,135
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,000	2,030
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	1,190	1,199
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/26	12,780	12,847
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/27	3,280	3,296
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/24	520	524
	Oklahoma City Public Property Authority Hotel Occupancy Tax Revenue	5.000%	10/1/28	1,265	1,307
	Oklahoma County Independent School District No. 12 Edmond GO	1.000%	3/1/24	12,000	11,966
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,225	1,232
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,985	2,024
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	910	924
[1]	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	1.770%	2/1/24	14,715	14,715
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	6/1/25	10,500	10,600
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	845	858
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	3,955	4,058
	University of Oklahoma College & University Revenue	4.000%	7/1/24	215	216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Oklahoma College & University Revenue	3.400%	7/1/28	1,000	997
					72,170
Oregon (0.5%)
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	170	172
	Lane & Douglas Counties School District No. 28J Fern Ridge GO, Prere.	5.000%	6/15/26	2,115	2,226
	Lane & Douglas Counties School District No. 28J Fern Ridge GO, Prere.	5.000%	6/15/26	2,000	2,105
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	550	564
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.990%	2/1/24	4,000	4,000
	Multnomah County OR Hospital Facilities Authority Health, Hospital, Nursing Home Revenue, PUT	5.000%	3/1/25	7,150	7,197
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	910	911
	Oregon GO	5.000%	5/1/26	2,500	2,562
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/25	1,150	1,180
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/26	570	599
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/27	1,000	1,075
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	9,950	10,100
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	675	681
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	250	251
[1]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	3.860%	2/7/24	5,340	5,340
	Oregon State Lottery Revenue	5.000%	4/1/26	2,070	2,075
	Port of Morrow OR GO	4.000%	6/1/24	160	160
	Port of Morrow OR GO	4.000%	6/1/25	165	167
	Port of Morrow OR GO	4.000%	6/1/26	170	173
	Portland Community College District GO	5.000%	6/15/27	2,640	2,777
	Portland OR Sewer System Sewer Revenue	5.000%	12/1/25	12,400	12,890
	Portland OR Sewer System Sewer Revenue	5.000%	12/1/26	12,395	13,194
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	220	220
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	130	130
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/26	135	136
	Salem-Keizer School District No. 24J GO	0.000%	6/15/27	1,000	904
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	90	90
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	101
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	150	156
					72,239
Pennsylvania (3.5%)
	ABAG Finance Authority for Nonprofit Corps. Resource Recovery Revenue PUT	4.300%	12/1/30	1,250	1,250
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/24	500	501
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	300	301
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	485	489
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/26	420	419
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	165	168
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.290%	11/15/24	1,000	995
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.350%	11/15/25	5,190	5,145
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.450%	11/15/26	2,000	1,970
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.570%	11/15/47	91,510	90,374
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	4,520	4,527
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/24	610	611
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	870	881
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	950	976
[4]	Armstrong School District GO	3.000%	3/15/24	565	565
	Bensalem Township School District GO	3.000%	6/1/24	605	604
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	1/1/30	1,480	1,455
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	7/1/31	1,695	1,667
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	1/1/32	1,465	1,441
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	502
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	506
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	531
[4]	Bristol Township School District GO	5.000%	6/1/24	375	377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bristol Township School District GO	5.000%	6/1/26	570	596
	Bucks County IDA Charter School Aid Revenue (Charter School Lane Project)	5.000%	3/15/26	760	764
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	430	431
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	445	449
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	470	477
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	580	592
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	198
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	245
[1]	Bucks County Water and Sewer Authority Special Assessment Revenue TOB VRDO	3.990%	2/1/24	2,800	2,800
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	570	573
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	345	337
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	180	171
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/24	655	659
	Chester County IDA Charter School Aid Revenue	5.000%	10/15/27	1,000	1,001
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	410	412
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,200	1,291
	Commonwealth of Pennsylvania GO	5.000%	10/15/24	175	175
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	545	546
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,255	1,277
[4]	Connellsville Area School District GO	4.000%	8/15/24	755	757
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/28	1,000	1,035
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/29	1,420	1,469
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/25	1,215	1,235
[1]	Dauphin County General Authority College & University Revenue	4.250%	10/15/26	1,000	940
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	251
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	267
	Delaware River Port Authority Miscellaneous Revenue (Port District Project)	5.000%	1/1/25	2,250	2,290
	Delaware River Port Authority Miscellaneous Revenue (Port District Project)	5.000%	1/1/26	2,405	2,502
	Delaware River Port Authority Miscellaneous Revenue (Port District Project)	5.000%	1/1/27	2,000	2,127
[2]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue, 67% of 1M USD LIBOR + 0.880%	4.536%	9/1/48	15,000	14,989
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	4.048%	3/1/57	3,000	2,936

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	4.270%	3/1/57	13,435	13,146
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	315	317
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	355	362
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	120	124
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	610	631
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	875	880
[3]	Erie School District GO	5.000%	4/1/24	250	251
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,380	8,703
[4]	Lackawanna County PA GO	5.000%	9/1/24	1,000	1,008
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	240	235
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	315	330
[3]	Lancaster School District GO	5.000%	6/1/24	250	251
	Latrobe IDA College & University Revenue	5.000%	3/1/24	185	185
	Latrobe IDA College & University Revenue	5.000%	3/1/25	250	252
	Lehigh County Authority Water Revenue	0.000%	12/1/24	1,680	1,628
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	381
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	260	260
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	355	356
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,142
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,055
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,145
[3]	Luzerne County PA GO	5.000%	11/15/29	4,595	4,709
	Manheim Central School District GO	1.000%	5/1/24	75	74
	Manheim Central School District GO	1.000%	5/1/25	140	135
	Manheim Central School District GO	1.000%	5/1/26	60	56
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,430	2,431
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	260	261
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	435	454
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	625	627
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	560	564
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,165	1,162
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	950	966

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	310	321
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	499
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,590	1,708
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	1,025	1,032
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,150	1,196
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	1,500	1,583
[1]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.070%	2/1/24	6,000	6,000
[1]	Montgomery County PA Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.070%	2/1/24	9,835	9,835
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	580	572
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	140	143
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	10,270	10,487
[3]	Montour School District GO, Prere.	5.000%	10/1/25	3,170	3,277
[2]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	4.430%	11/1/24	635	635
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	525	525
[4]	Northeastern School District/York County GO	1.000%	9/1/24	100	98
	Norwin School District GO	5.000%	4/1/24	300	301
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	165	165
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	275	276
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	265	266
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	260	261
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	235	239
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	235	244
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,120	1,166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	320	334
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	325	339
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	518
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	300	326
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	485	526
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,225	1,232
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.290%	11/15/24	1,000	996
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.350%	11/15/25	1,750	1,732
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.450%	11/15/26	1,820	1,795
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.570%	11/15/47	28,915	28,545
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,005	999
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	176
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,425	1,430
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	5	5
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	345	347
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	310	321
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/27	1,025	1,044
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.500%	4/30/24	1,750	1,747
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/24	185	185
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	325	328
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	135	136
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	107
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	2,530	2,577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	206
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	320	329
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	113
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	2,390	2,457
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	190	197
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	130
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,163
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	262
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	157
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	215	228
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	110	118
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,000	1,022
	Pennsylvania Turnpike Commission Highway Revenue	2.000%	12/1/24	1,550	1,529
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	970	972
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	103
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	875	897
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	585	622
	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.720%	2/1/24	22,500	22,500
[2]	Pennsylvania Turnpike Commission Transit Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.550%	7/15/41	76,000	75,927
	Pequea Valley School District GO	3.000%	5/15/24	120	120
[1,3]	Philadelphia City PA Water & Wastewater Water Revenue TOB VRDO	3.860%	2/1/24	11,250	11,250
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	3,345	3,420
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	1,310	1,340
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,000	1,043
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	1,000	1,023
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,490	1,495
[1]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/24	120	120
[1]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/25	130	131
[1]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/26	140	142
	Philadelphia IDA College & University Revenue	5.000%	11/1/26	850	885
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/24	400	403
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	555	565
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	403
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	305	320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/26	1,550	1,643
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/28	1,750	1,810
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	1,470	1,481
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	870	876
	Philadelphia PA GO	5.000%	8/1/24	2,635	2,655
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,625	4,987
	Philadelphia School District GO	5.000%	9/1/24	315	318
	Philadelphia School District GO	5.000%	9/1/24	1,185	1,195
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,009
	Philadelphia School District GO	5.000%	9/1/24	85	86
	Philadelphia School District GO	5.000%	9/1/25	1,000	1,026
	Philadelphia School District GO	5.000%	9/1/27	1,990	2,077
	Philadelphia School District GO	5.000%	9/1/28	2,252	2,346
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/24	1,700	1,700
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/24	900	900
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	1,860	1,871
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	6,040	6,076
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/26	4,035	4,100
[1,2,3]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	4.517%	9/1/40	19,500	18,918
	School District of Philadelphia GO	5.000%	9/1/25	1,070	1,100
	School District of Philadelphia GO	5.000%	9/1/25	2,705	2,780
	School District of Philadelphia GO	5.000%	9/1/26	1,120	1,169
	School District of Philadelphia GO	5.000%	9/1/26	1,645	1,717
	School District of Philadelphia GO	5.000%	9/1/27	115	122
	School District of Philadelphia GO	5.000%	9/1/27	1,180	1,250
	School District of Philadelphia GO	5.000%	9/1/27	1,340	1,420
	School District of Philadelphia GO	5.000%	9/1/28	1,240	1,340
	School District of Philadelphia GO	5.000%	9/1/28	1,000	1,081
	Scranton PA School District GO	5.000%	12/1/25	1,000	1,030
	Scranton PA School District GO	5.000%	12/1/27	1,400	1,493
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	605	612
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	360	370
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	110	110
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	170	173
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	165
[2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.470%	6/1/49	3,620	3,617
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	575	578

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	State Public School Building Authority College & University Revenue	5.000%	10/1/24	300	303
[4]	State Public School Building Authority College & University Revenue	5.000%	10/1/25	300	309
[4]	State Public School Building Authority College & University Revenue	5.000%	10/1/26	325	342
[4]	State Public School Building Authority College & University Revenue	5.000%	10/1/27	375	402
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,500	2,563
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	930	950
	Susquehanna Township School District GO	4.000%	5/15/24	530	531
[2]	University of Pittsburgh of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	4.230%	2/15/24	44,180	44,180
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	500	483
	Westmoreland County PA GO	5.000%	8/15/28	1,000	1,090
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	625	619
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	645	645
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	405	404
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	134
[4]	Wilkes-Barre PA Area School District GO	5.000%	8/1/27	1,240	1,308
	York County PA IDA Industrial Revenue PUT	4.100%	4/3/28	3,375	3,375
[4]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,295	1,296
					557,429
Puerto Rico (1.9%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	14,206	13,962
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	100,099	101,707
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	78,419	82,804
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	22,336	24,188
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/24	2,250	2,257
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	6.125%	7/1/24	766	772
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	7,395	7,469
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,705	1,722
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	535	540
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,570	1,586
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	4,095	4,211
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,415	2,485
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	3,660	3,766
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	13,090	13,495
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	465	465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	2,145	2,146
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/24	3,225	3,269
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/25	7,015	7,227
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	1,415	1,467
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	17,165	16,899
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,230	1,960
					294,397
Rhode Island (0.1%)
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	501
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	512
	Rhode Island Commerce Corp. Fuel Sales Tax Revenue	5.000%	6/15/24	1,000	1,007
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	470	473
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	5,410
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	10	10
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,925	1,968
[9]	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/26	4,000	4,002
					13,883
South Carolina (1.6%)
	Aiken County SC Consolidated School District GO	5.000%	4/1/25	1,605	1,644
	Aiken County SC Consolidated School District GO	5.000%	4/1/26	1,080	1,133
	Aiken County SC Consolidated School District GO	5.000%	4/1/27	3,185	3,422
	Aiken County SC Consolidated School District GO	5.000%	4/1/28	2,975	3,264
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	6,055	6,224
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/25	945	957
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/25	7,720	8,021
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/26	18,560	19,741
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	11,105	12,073
[9]	Greenville SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	12,682	12,937
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,102
	Lexington County SC School District No. 1 GO	4.000%	2/1/24	350	350
	Lexington County SC School District No. 1 GO	4.750%	3/1/24	1,500	1,501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	86,545	86,545
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/27	1,000	1,049
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/26	2,250	2,305
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	2,195	2,202
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,500	1,526
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	3,000	3,167
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	30,435	31,195
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.700%	2/1/24	4,000	4,000
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	435	440
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	1,950	1,971
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	190	192
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	20	20
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	1,000	1,027
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	625	642
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	250	257
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	400	411
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	314
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	475	498
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	500	533
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	500	543
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	652
[1,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.990%	2/1/24	3,820	3,820
[1,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.990%	2/1/24	4,500	4,500
[1,3]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.990%	2/1/24	12,000	12,000
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	50	51
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	1,500	1,509
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	1,500	1,509
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/32	4,100	4,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	540	560
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	1,160	1,182
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	830	861
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,065	3,179
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	502
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	365	366
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	589
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	295
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	195	205
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,000	1,071
					249,185
South Dakota (0.0%)
	South Dakota Health & Educational Facilities Authority Appropriations Revenue (Vocational Education Program)	5.000%	8/1/27	725	746
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	151
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	485	497
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	255	263
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	280	291
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	6,060	6,072
					8,020
Tennessee (2.2%)
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	565	570
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	500	504
	Hamilton County TN GO	5.000%	12/1/26	1,200	1,280
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,765	1,773
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,745	1,777
	Johnson City Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT (Tyler Apartment Project)	5.000%	8/1/25	5,431	5,522
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	17,362	17,777
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	11,721	12,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,761
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/26	350	365
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	169
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	170	170
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	12,930	14,009
[9]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/26	1,515	1,523
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (North View Project) PUT	3.850%	2/1/25	6,875	6,874
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/28	5,000	5,005
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	20,781	21,148
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	14,940	15,462
[1,3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue TOB PUT	3.890%	2/1/24	9,100	9,100
[1,3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue TOB VRDO	3.890%	2/1/24	3,665	3,665
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/26	500	527
[1,5]	Metropolitan Government of Nashville & Davidson County TN Health, Hospital, Nursing Home Revenue TOB VRDO	3.950%	2/1/24	6,310	6,310
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue CP	3.850%	2/1/24	49,000	49,000
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue CP	3.800%	3/25/24	24,000	24,000
	Montgomery County TN GO	4.000%	4/1/25	500	500
	Rutherford County TN GO	5.000%	4/1/25	1,000	1,024
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/24	575	579
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/25	600	611
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/26	750	771
	Tennergy Corp. Natural Gas Revenue	5.500%	12/1/27	975	1,019
	Tennergy Corp. Natural Gas Revenue	5.500%	12/1/28	1,100	1,159
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	10/1/24	46,075	46,425
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	8,125	8,181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	126
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	14,320	14,375
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	250	255
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	1,205	1,229
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	206
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	5,300	5,386
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	59,220	59,301
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/24	500	503
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/25	225	230
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/26	255	266
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/27	250	266
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/28	200	216
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/27	2,035	2,115
					352,035
Texas (10.9%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	11,962	12,290
	Alamo Community College District GO	5.000%	2/15/24	1,325	1,326
[17]	Alamo Heights Independent School District GO	4.000%	2/1/26	3,640	3,723
[17]	Aldine Independent School District GO	5.000%	2/15/29	1,525	1,616
[17]	Aldine Independent School District GO	4.000%	2/15/30	1,175	1,196
[17]	Aldine Independent School District GO	4.000%	2/15/31	12,120	12,142
[17]	Aledo Independent School District GO	5.000%	2/15/24	435	435
[17]	Aledo Independent School District GO	5.000%	2/15/24	180	180
[17]	Aledo Independent School District GO	5.000%	2/15/25	750	764
[17]	Alvarado TX Independent School District GO PUT	2.750%	8/15/25	3,300	3,271
	Amarillo TX Waterworks & Sewer System Water Revenue	3.000%	4/1/27	1,000	973
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	390	390
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	390	393
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,000	997
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/26	1,250	1,257
[17]	Arlington TX Independent School District GO	5.000%	2/15/26	2,200	2,291
[17]	Arlington TX Independent School District GO	5.000%	2/15/27	2,250	2,404
	Austin Community College District GO	5.000%	8/1/25	3,000	3,091
	Austin TX GO	5.000%	9/1/26	1,160	1,228
	Austin TX GO	5.000%	9/1/27	1,000	1,052
	Austin TX GO, ETM	5.000%	9/1/24	15	15
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/25	1,000	1,036
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	1,375	1,460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	1,430	1,435
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/30	1,000	1,030
[17]	Barbers Hill Independent School District GO	5.000%	2/15/24	500	500
	Baytown TX GO	5.000%	2/1/24	1,115	1,115
[4]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/24	250	252
[4]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/25	350	360
[4]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/26	300	315
[4]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/27	425	457
[17]	Belton Independent School District GO	5.000%	2/15/26	1,500	1,565
	Bexar County Hospital District GO	5.000%	2/15/25	600	612
	Bexar County Hospital District GO	5.000%	2/15/26	625	651
	Bexar County Hospital District GO	5.000%	2/15/27	350	373
[17]	Birdville Independent School District GO	5.000%	2/15/26	1,000	1,042
[17]	Birdville Independent School District GO	5.000%	2/15/27	1,000	1,066
[17]	Bryan Independent School District GO	5.000%	2/15/25	14,380	14,653
[17]	Bullard Independent School District GO PUT	2.750%	8/15/25	5,590	5,538
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,290
[1,5]	Capital Area Housing Finance Corp. Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	2.870%	2/1/24	10,050	10,050
[17]	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	500
[17]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	7,500	7,651
[17]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	2,555	2,667
[8]	Cedar Hill Independent School District GO	0.000%	8/15/26	3,570	3,287
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,000	1,016
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	936
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	635	651
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	23,600	24,312
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	400	410
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	14,305	14,398
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,265	2,327
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,770	5,662
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/24	3,680	3,704
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	1,140	1,148
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	2,500	2,516
[17]	Clear Creek Independent School District GO	5.000%	2/15/24	950	951
[17]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	2,520	2,476
[17]	Clear Creek Independent School District GO PUT	3.600%	8/15/25	6,480	6,522
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	720	733
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	460	470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	490	509
[17]	Conroe Independent School District GO	5.000%	2/15/25	2,035	2,078
[17]	Conroe Independent School District GO	5.000%	2/15/25	800	800
[17]	Conroe Independent School District GO	5.000%	2/15/25	1,150	1,175
[17]	Conroe Independent School District GO	5.000%	2/15/26	2,000	2,088
[17]	Conroe Independent School District GO	5.000%	2/15/27	1,410	1,507
	Corpus Christi TX GO	5.000%	3/1/24	920	921
	Corpus Christi TX GO	4.000%	3/1/30	1,860	1,872
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/25	325	334
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/26	200	210
[17]	Cotulla TX Independent School District GO	5.000%	2/15/27	1,305	1,392
[1]	Crandall TX Special Assessment Revenue	3.375%	9/15/26	100	95
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,250	1,251
[17]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	7,985	7,845
[17]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	11,845	11,637
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	1,705	1,856
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/28	6,590	7,318
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	100	104
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	23,620	24,510
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,530	1,586
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,940	3,044
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	655	692
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,175	1,269
[9]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,750	2,819
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	5,075	5,030
[9]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,100	2,147
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	1,565	1,631
	Dallas Independent School District GO	5.000%	2/15/25	1,000	1,020
[17]	Dallas Independent School District GO	5.000%	2/15/27	3,485	3,563
[17]	Dallas Independent School District GO	5.000%	2/15/28	3,730	4,068
[1]	Dallas TX (Fair Park Venue Project) PUT	6.250%	8/15/28	7,685	7,791
	Dallas TX GO	5.000%	2/15/24	55	55
	Dallas TX GO	5.000%	2/15/29	2,505	2,546
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	500	504
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,375	1,403
[1]	Dallas TX Special Tax Revenue PUT	6.000%	8/15/28	54,270	55,005
[17]	Del Valle Independent School District TX GO	5.000%	6/15/25	1,500	1,541
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	2,000	2,025
	Denton County TX GO	5.000%	7/15/25	2,365	2,437
	Denton County TX GO	5.000%	7/15/26	1,200	1,266
[17]	Denton Independent School District GO PUT	2.000%	8/1/24	5,580	5,542
[17]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/24	685	681
[17]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/24	1,015	1,009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Dripping Springs TX Independent School District GO	5.000%	2/15/27	1,625	1,737
[17]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	36,855	36,605
	Ector County Hospital District GO	5.000%	9/15/24	670	673
	Ector County Hospital District GO	5.000%	9/15/25	500	506
	El Paso County Hospital District GO	5.000%	8/15/24	2,590	2,592
	El Paso County Hospital District GO	5.000%	8/15/25	1,070	1,087
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	575	572
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	175	174
	Fort Bend County TX GO	5.000%	3/1/24	725	726
	Fort Bend County TX GO	5.000%	3/1/26	2,055	2,092
	Fort Bend County TX GO	5.000%	3/1/29	1,030	1,073
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/24	500	501
[17]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	16,500	16,405
[17]	Fort Bend Independent School District GO PUT	3.650%	8/1/24	3,440	3,442
[17]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	4,235	4,076
[17]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	2,830	2,648
	Fort Worth Independent School District GO	5.000%	2/15/24	4,525	4,528
[17]	Fort Worth Independent School District GO	5.000%	2/15/26	120	122
	Fort Worth TX GO	3.000%	9/1/24	1,190	1,186
[17]	Frisco Independent School District GO	5.000%	8/15/24	1,280	1,294
[17]	Frisco Independent School District GO	0.000%	8/15/26	4,690	4,349
[17]	Frisco Independent School District GO	2.500%	8/15/27	1,460	1,409
[17]	Garland Independent School District GO	5.000%	2/15/26	2,650	2,699
[17]	Georgetown Independent School District GO	5.000%	8/15/29	3,055	3,285
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/24	510	515
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/26	1,290	1,356
[1,3]	Georgetown TX Utility System Electric Power & Light Revenue TOB VRDO	3.970%	2/1/24	11,625	11,625
[17]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,128
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	16,605	17,755
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	215	224
[1,4]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue TOB VRDO	4.670%	2/1/24	2,420	2,420
[17]	Gregory-Portland TX Independent School District GO	5.000%	2/15/25	1,290	1,317
[17]	Gregory-Portland TX Independent School District GO	5.000%	2/15/26	1,000	1,043
[4]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,330	1,320
[17]	Harlandale Independent School District GO PUT	0.750%	8/15/25	9,845	9,474
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,106
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,000	1,109
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	1,000	1,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	19,025	19,202
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	8,380	8,483
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	5,765	5,836
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,841
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	13,505	14,116
[1,5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.930%	2/1/24	9,750	9,750
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	4.050%	2/1/24	8,690	8,690
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	4.200%	2/7/24	34,400	34,400
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, 70% of SOFR + 0.730%	4.447%	11/15/46	4,000	4,000
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.440%	12/1/49	1,315	1,312
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.720%	7/1/49	5,045	5,011
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	6,025	6,097
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,500	1,546
	Harris County TX GO	5.000%	9/15/26	700	741
	Harris County TX GO	5.000%	9/15/26	540	572
	Harris County TX GO	5.000%	10/1/28	3,640	3,750
	Harris County TX Highway Revenue	5.000%	8/15/28	1,500	1,571
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/24	2,835	2,752
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	730	738
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/26	4,400	3,974
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,190	1,201
[17]	Hays Consolidated Independent School District GO	5.000%	2/15/25	1,000	1,020
[17]	Hays Consolidated Independent School District GO	5.000%	2/15/26	1,100	1,148
[17]	Hays Consolidated Independent School District GO	5.000%	2/15/27	1,000	1,068
[1]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	60	58
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	3,000	3,087
[9]	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	7,155	7,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	2,560	2,562
[17]	Houston Independent School District GO	4.000%	2/15/30	1,650	1,650
[17]	Houston Independent School District GO PUT	3.000%	6/1/24	6,335	6,326
[17]	Houston Independent School District GO PUT	3.500%	6/1/25	10,200	10,239
[17]	Houston Independent School District GO PUT	4.000%	6/1/25	3,895	3,935
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/26	3,015	3,029
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	1,755	1,764
[3]	Houston TX Combined Utility System Water Revenue	0.000%	12/1/26	3,825	3,493
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/29	22,705	22,818
	Houston TX GO	5.000%	3/1/25	850	867
	Houston TX GO	5.000%	3/1/26	10,455	10,915
	Houston TX GO	5.000%	3/1/26	1,000	1,044
	Houston TX GO	5.000%	3/1/27	285	304
	Houston TX GO	5.000%	3/1/28	415	452
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	125
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/25	140	142
[17]	Hutto Independent School District GO	5.000%	8/1/25	400	412
[17]	Hutto Independent School District GO	5.000%	8/1/26	275	289
[17]	Hutto Independent School District GO PUT	2.000%	8/1/25	3,045	2,993
[17]	Irving Independent School District GO	4.000%	2/15/30	8,000	8,061
	Irving TX Waterworks & Sewer System Water Revenue	5.000%	8/15/25	1,000	1,031
[1]	Justin TX Special Assessment Revenue	2.500%	9/1/26	100	94
[17]	Katy Independent School District GO	5.000%	2/15/24	115	115
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/24	265	266
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	530	537
	Lake Travis Independent School District GO	5.000%	2/15/26	1,325	1,381
[17]	Laredo Independent School District GO	5.000%	8/1/25	1,185	1,222
	Laredo TX GO	5.000%	2/15/26	1,000	1,042
[17]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	379
[17]	Leander Independent School District GO, Prere.	0.000%	8/15/24	6,000	1,488
[17]	Leander Independent School District GO, Prere.	0.000%	8/15/24	51,355	13,555
[17]	Leander Independent School District GO, Prere.	0.000%	8/15/24	11,270	3,163
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue	5.000%	4/1/43	9,487	9,667
[17]	Lewisville Independent School District GO	5.000%	8/15/25	7,580	7,811
[17]	Lewisville Independent School District GO	4.000%	8/15/26	12,160	12,313
[17]	Lewisville Independent School District GO	5.000%	8/15/26	4,500	4,744
[17]	Lewisville Independent School District GO	5.000%	8/15/27	2,500	2,695
	Lewisville TX GO	5.000%	2/15/26	3,595	3,749
[17]	Little Elm Independent School District GO PUT	0.680%	8/15/25	455	437
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,100	1,105
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,125	1,152
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	2,200	2,301
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	19,550	20,793
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	545	548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	500	502
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	4,080	4,093
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	2,225	2,268
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	1,530	1,560
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project) TOB VRDO	3.990%	2/1/24	13,600	13,600
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/30	6,750	6,771
	Lubbock TX GO	5.000%	2/15/24	1,000	1,001
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/24	665	665
	Mansfield TX GO	5.000%	2/15/25	1,000	1,020
[17]	Marshall Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,033
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/26	375	392
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/26	2,360	2,464
[17]	Mesquite Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,032
	Metropolitan Transit Authority of Harris County Sales & Use Sales Tax Revenue	5.000%	11/1/26	2,180	2,310
[17]	Midlothian Independent School District GO	5.000%	2/15/24	500	500
[17]	Midlothian Independent School District GO PUT	2.000%	8/1/24	7,270	7,220
[1]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	136	135
	New Braunfels TX CP	4.000%	2/6/24	12,000	12,000
	New Braunfels TX GO	5.000%	2/1/24	1,270	1,270
[17]	New Caney Independent School District GO PUT	1.250%	8/15/24	10,800	10,677
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	640	637
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	4,380	4,314
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,720	3,664
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminister Manor Project)	5.000%	11/1/25	1,050	1,059
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	2,000	2,040
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,275	1,329
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,290	1,345
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	2,445	2,548
[17]	North East TX Independent School District GO PUT	2.200%	8/1/24	4,100	4,058
[17]	North East TX Independent School District GO, Prere.	5.000%	2/1/24	5,000	5,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,4]	North Fort Bend Water Authority Water Revenue TOB VRDO	3.980%	2/1/24	2,305	2,305
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	2,300	2,372
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	445	446
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	10,000	10,167
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,735	1,764
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	495	496
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,750	1,816
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	650	651
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	18,160	18,856
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,031
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,000	1,035
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	3,525	3,747
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	19,295	20,548
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,290	1,342
[10]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	430	442
[17]	Northside Independent School District GO	5.000%	8/15/26	3,215	3,307
[17]	Northside Independent School District GO	5.000%	8/15/27	1,000	1,079
[17]	Northside Independent School District GO PUT	1.600%	8/1/24	21,700	21,508
[17]	Northside Independent School District GO PUT	0.700%	6/1/25	22,860	22,121
[17]	Northside Independent School District GO PUT	3.000%	8/1/26	26,125	25,891
[17]	Northside Independent School District GO PUT	2.000%	6/1/27	1,580	1,510
[17]	Pasadena Independent School District GO PUT	1.500%	8/15/24	18,675	18,487
[4]	Pearland TX GO	5.000%	3/1/30	1,430	1,488
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/28	1,100	1,164
[17]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/25	1,250	1,277
[17]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/26	1,220	1,271
[17]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/27	1,200	1,278
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/24	115	115
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	1,900	1,992
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/28	4,765	4,916
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/30	4,825	4,966
[17]	Pflugerville Independent School District GO, Prere.	5.000%	2/15/24	975	976
	Plano TX GO	4.000%	9/1/25	2,220	2,258
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/25	950	983
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/26	1,000	1,058
[17]	Pottsboro TX Independent School District GO PUT	2.750%	8/15/24	6,000	5,979
[17]	Prosper Independent School District GO PUT	3.000%	8/15/25	7,610	7,591
[17]	Prosper Independent School District GO PUT	4.000%	8/15/26	1,995	2,027
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/28	11,500	11,147
[17]	Richardson Independent School District GO	5.000%	2/15/25	2,820	2,878
	Rockland County TX GO	5.000%	2/1/24	425	425
	Round Rock Independent School District GO	5.000%	8/1/26	2,000	2,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/25	1,000	1,020
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/26	1,000	1,043
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/27	1,000	1,065
	San Angelo TX GO	2.000%	2/15/24	5,335	5,331
	San Angelo TX GO	2.000%	2/15/25	2,720	2,670
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	5,660	5,685
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/25	2,585	2,664
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/26	3,875	4,074
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	125	125
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	1,540	1,540
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	4,000	4,173
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	1,750	1,826
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	1,610	1,715
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	2,125	2,264
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	2,000	2,180
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	14,560	14,292
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	30,745	30,180
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	11,110	10,690
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	1,650	1,499
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,155	10,205
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	130	122
[2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.740%	2/1/48	42,500	42,429
	San Antonio TX GO	5.000%	2/1/24	210	210
	San Antonio TX GO	5.000%	2/1/26	590	602
	San Antonio TX GO	5.000%	2/1/26	7,690	8,023
	San Antonio TX GO	5.000%	2/1/26	4,125	4,303
[17]	San Antonio TX Independent School District GO	5.000%	8/15/26	1,000	1,029
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,030	1,104
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	27,180	27,091
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,730	10,657
[2]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.520%	5/1/44	59,645	59,478
	San Patricio County TX GO	5.000%	4/1/24	100	100
	San Patricio County TX GO	5.000%	4/1/27	135	143
[17]	Sinton Independent School District GO PUT	5.000%	8/15/24	5,000	5,042
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/24	125	126
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	150	156
[17]	Southwest Independent School District GO	5.000%	2/1/25	830	846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Southwest Independent School District GO	5.000%	2/1/26	1,000	1,042
[17]	Southwest Independent School District GO	5.000%	2/1/26	875	912
[17]	Southwest Independent School District GO	5.000%	2/1/27	1,000	1,067
[17]	Southwest Independent School District GO	5.000%	2/1/27	1,165	1,243
[17]	Southwest Independent School District GO	5.000%	2/1/28	1,000	1,090
[17]	Spring Branch Independent School District GO	5.000%	2/1/25	6,800	6,938
[17]	Spring Branch Independent School District GO	5.000%	2/1/26	11,490	11,982
[17]	Spring Branch Independent School District GO	4.000%	2/1/30	7,760	7,820
[17]	Spring Independent School District GO	4.000%	8/15/30	9,240	9,350
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	20,759	21,444
	Tarrant County College District GO	5.000%	8/15/25	1,050	1,082
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	150	150
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,850	1,861
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	805	803
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	704
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	325
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,000	6,209
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.320%	8/1/50	60,625	60,184
	Tarrant County Hospital District GO	5.000%	8/15/24	850	859
	Tarrant County Hospital District GO	5.000%	8/15/25	425	438
[1]	Tarrant County Hospital District GO TOB VRDO	3.940%	2/1/24	7,090	7,090
	Tarrant County TX GO	5.000%	7/15/24	250	252
	Texas A&M University College & University Revenue	5.000%	5/15/25	1,575	1,617
	Texas A&M University College & University Revenue	5.000%	5/15/26	1,500	1,575
[17]	Texas City TX Independent School District GO	3.000%	2/15/24	1,025	1,025
	Texas GO	5.000%	4/1/25	6,600	6,621
	Texas GO	5.000%	4/1/26	1,600	1,603
	Texas GO	4.000%	10/1/31	10,600	10,604
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	2,000	2,021
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	635	658
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	7,490	7,799
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	3,350	3,376
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	2,960	3,012
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,335	1,371
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	1,725	1,789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	1,465	1,534
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/25	1,125	1,136
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/25	750	758
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/26	1,315	1,345
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/26	750	767
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/27	1,000	1,036
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/27	750	777
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	1,300	1,297
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	655	650
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	175
[4]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	665	667
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	253
[4]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	480	489
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	267
[4]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	620	653
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	1,000	1,054
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	1,490	1,490
[9]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	4,111	4,204
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/27	1,750	1,750
[1,3]	Texas State Technical College & University Revenue TOB VRDO	4.750%	2/7/24	7,040	7,040
	Texas State University System College & University Revenue	5.000%	3/15/26	870	872
	Texas Transportation Commission GO PUT	0.650%	4/1/26	27,440	25,495
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	145	145
	Texas Water Development Board Water Revenue	5.000%	4/15/24	1,500	1,506
	Texas Water Development Board Water Revenue	5.000%	10/15/24	4,000	4,057
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,500	1,538
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,250	1,282
	Texas Water Development Board Water Revenue	5.000%	8/1/25	1,350	1,393
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,700	1,762
	Texas Water Development Board Water Revenue	5.000%	10/15/25	3,195	3,312
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,700	1,779
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,690	1,768
	Texas Water Development Board Water Revenue	5.000%	10/15/26	1,500	1,588
	Texas Water Development Board Water Revenue	5.000%	10/15/26	5,000	5,293
	Texas Water Development Board Water Revenue	5.000%	4/15/27	2,500	2,681
	Texas Water Development Board Water Revenue	5.000%	10/15/27	5,000	5,422
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,000	1,096
	Texas Water Development Board Water Revenue	5.000%	10/15/28	1,080	1,197
[17]	Tomball Independent School District GO PUT	0.260%	8/15/24	4,700	4,606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Travis County TX GO	5.000%	3/1/27	3,000	3,062
	Travis County TX GO	5.000%	3/1/27	1,025	1,094
	Travis County TX GO	4.000%	3/1/30	845	846
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	4,125
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.750%	8/1/25	1,500	1,502
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	3,500	3,522
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/25	1,660	1,711
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/24	15	15
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/25	765	780
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/26	550	573
	University of North Texas System College & University Revenue	5.000%	4/15/26	1,000	1,045
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/24	600	600
[17]	Waco Independent School District GO	4.000%	8/15/31	1,410	1,416
[17]	Wichita Falls Independent School District GO	4.000%	2/1/24	1,000	1,000
[17]	Willis Independent School District GO	2.000%	2/15/24	325	325
[17]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,647
[17]	Ysleta Independent School District GO	5.000%	8/15/25	1,545	1,561
					1,710,761
Utah (0.2%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/26	3,525	3,715
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	3,435	3,438
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	11,075	11,531
[9]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	2,135	2,135
	Utah State Building Ownership Authority Lease (Appropriation) Revenue (State Fcilities Master Lease Program)	5.000%	5/15/26	2,000	2,029
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/25	500	512
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/27	600	637
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/27	630	671
					24,668
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	250	255
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/30	1,000	1,004
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	595	602
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	5,000	5,189
					7,050

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	1,955	1,991
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	2,605	2,678
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	3,425	3,543
					8,212
Virginia (2.0%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	390	394
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	870	899
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	260	266
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,920	3,002
	Bristol VA BAN GO	5.000%	9/1/27	7,750	7,968
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,240	1,246
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	130	131
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Dominion Square North Project)	5.000%	1/1/28	2,095	2,200
	Fairfax County VA GO	4.000%	10/1/26	5,000	5,174
	Fairfax County VA GO	4.000%	10/1/26	2,545	2,634
	Fairfax County Water Authority Water Revenue	4.000%	4/1/28	3,360	3,493
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,000	1,005
	Halifax County IDA Electric Power & Light Revenue PUT	1.650%	5/31/24	2,040	2,016
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/27	28,680	30,866
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	695	692
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/27	2,375	2,375
	Henrico County VA Water & Sewer County Water Revenue, Prere.	5.000%	5/1/26	6,570	6,896
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	523
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	680	737
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	435	430
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	355	358
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	310	312
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	4,070	3,793
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	2,785	2,799

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	865	865
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	425	433
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	3,345	3,650
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,541
	Richmond VA Public Utility Water Revenue Prere.	5.000%	1/15/26	5,000	5,202
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	740
	Virginia Beach Development Authority Appropriations Revenue	5.000%	3/1/25	1,925	1,968
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	2,065	2,126
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/24	20	20
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	13,500	13,770
[1]	Virginia College Building Authority College & University Revenue	5.000%	7/1/25	1,635	1,631
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/24	325	326
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/26	425	436
[8]	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/26	3,620	3,378
	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/27	4,435	4,012
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/33	6,925	6,926
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	13,110	14,051
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.850%	1/1/25	95,000	95,020
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.900%	7/1/25	25,000	25,039
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	5,000	5,284
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	6,355	6,587
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	1,515	1,559
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	1,980	2,092
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	6,565	6,971
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	1,035	1,119
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	6,090	6,619
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/28	1,600	1,654
	Virginia Resources Authority Lease Revenue	5.000%	11/1/26	2,290	2,371
	Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/25	6,590	6,825
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	220	217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/25	230	223
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	320	326
[1,5]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.200%	2/1/24	3,860	3,860
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,625	2,446
	Wise County IDA Electric Power & Light Revenue PUT	1.200%	5/31/24	4,705	4,643
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	2,120	2,130
					316,269
Washington (2.3%)
[1]	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue TOB VRDO	4.340%	2/1/24	1,495	1,495
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	30,000	30,590
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	55,665	56,761
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	4,890	5,069
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	12,720	13,186
[2]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	4.070%	11/1/45	5,305	5,220
	Clark County School District No. 37 Vancouver GO	4.000%	12/1/25	1,380	1,409
	Discovery Clean Water Alliance Sewer Revenue	5.000%	12/1/25	1,475	1,532
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	700	738
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/27	3,485	3,660
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	15,495	15,180
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	210	209
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	140	140
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	133
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	74
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	76
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	6,500	6,706
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	1,345	1,410
	King County School District No. 403 Renton GO	5.000%	12/1/24	2,000	2,034
	King County School District No. 409 Tahoma GO	5.000%	12/1/24	725	737
	King County School District No. 409 Tahoma GO	5.000%	12/1/25	775	806
	King County School District No. 409 Tahoma GO	5.000%	12/1/26	1,180	1,256
	King County School District No. 409 Tahoma GO	5.000%	12/1/27	1,750	1,906
	King County School District No. 409 Tahoma GO	5.000%	12/1/28	1,625	1,810
	King County School District No. 411 Issaquah GO	5.000%	12/1/25	1,500	1,558
	King County School District No. 411 Issaquah GO	5.000%	12/1/26	3,000	3,185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	King County WA GO	5.000%	12/1/25	1,000	1,002
	King County WA Sewer Revenue	5.000%	7/1/26	1,315	1,324
	King County WA Sewer Revenue	4.000%	7/1/30	5,255	5,270
	King County WA Sewer Revenue PUT	0.875%	1/1/26	2,825	2,620
[2]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	4.100%	1/1/40	32,000	31,328
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,000	3,110
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,070	3,183
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	4,250	4,406
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	5,000	5,184
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/27	4,500	4,674
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/30	4,150	4,263
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,335	4,054
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/28	1,000	1,043
	Seattle WA GO	5.000%	12/1/25	5,035	5,238
[2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.120%	5/1/45	8,650	8,421
	Seattle WA Water System Water Revenue	5.000%	8/1/25	1,470	1,517
	University of Washington College & University Revenue PUT	4.000%	8/1/27	13,075	13,440
	Washington COP	5.000%	7/1/30	4,415	4,719
	Washington GO	5.000%	6/1/25	8,425	8,655
	Washington GO	5.000%	8/1/25	1,230	1,268
	Washington GO	5.000%	2/1/26	1,065	1,112
	Washington GO	5.000%	2/1/26	1,300	1,358
	Washington GO	5.000%	6/1/26	8,850	9,308
	Washington GO	4.000%	7/1/26	1,000	1,029
	Washington GO	5.000%	7/1/26	5,355	5,455
	Washington GO	5.000%	8/1/26	500	528
	Washington GO	5.000%	2/1/27	1,000	1,042
	Washington GO	5.000%	6/1/27	2,440	2,628
	Washington GO	4.000%	7/1/27	2,500	2,609
	Washington GO	5.000%	8/1/27	6,620	7,156
[7]	Washington GO	0.000%	12/1/27	3,625	3,225
	Washington GO	5.000%	2/1/28	3,000	3,059
[7]	Washington GO	0.000%	12/1/28	4,180	3,618
	Washington GO	5.000%	2/1/29	1,750	1,823
	Washington GO	5.000%	7/1/29	3,790	3,944
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	7,955	7,959
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	230
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	935	966
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	400	415
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,000	1,054
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	350	369

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	7,210	7,215
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	1,085	1,100
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	1,300	1,340
[1]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.840%	2/1/24	12,385	12,385
[2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.270%	1/1/35	4,655	4,656
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/26	490	495
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/24	350	351
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	4.000%	7/1/26	2,050	2,050
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/26	285	293
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	4.750%	7/1/27	385	385
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/26	1,170	1,121
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	2,775	2,903
[4]	Western Washington University College & University Revenue	4.000%	4/1/24	250	250
					365,030
West Virginia (0.2%)
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.750%	6/1/25	1,450	1,447
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,705	10,671
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,850	3,527
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,885	1,899
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.700%	2/1/24	9,515	9,515
					27,059
Wisconsin (2.5%)
[3]	Ashland WI School District GO, Prere.	3.000%	3/1/24	1,030	1,030
[11]	Fort Atkinson WI Miscellaneous Revenue	5.000%	12/1/24	3,750	3,760
[11]	Fort Atkinson WI Miscellaneous Revenue	5.000%	2/1/27	1,500	1,536
	Madison WI Metropolitan School District Miscellaneous Revenue	5.000%	9/3/24	10,000	10,111
	Milwaukee Metropolitan Sewerage District GO	5.000%	10/1/25	1,445	1,496
	Milwaukee Metropolitan Sewerage District GO	5.000%	10/1/26	1,925	2,041
	Milwaukee WI GO	5.000%	4/1/24	3,085	3,091
[3]	Milwaukee WI GO	5.000%	4/1/24	7,150	7,167
	Milwaukee WI GO	5.000%	4/1/24	5,695	5,707
[3]	Milwaukee WI GO	5.000%	4/1/25	7,220	7,359

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Milwaukee WI GO	5.000%	4/1/25	10,000	10,169
[4]	Milwaukee WI GO	5.000%	4/1/25	2,585	2,635
[3]	Milwaukee WI GO	5.000%	4/1/25	3,360	3,425
	Milwaukee WI GO	5.000%	4/1/25	3,045	3,096
	Milwaukee WI GO	4.000%	3/15/26	3,330	3,359
	Milwaukee WI GO	5.000%	4/1/26	1,000	1,032
	Milwaukee WI GO	5.000%	4/1/26	3,540	3,654
[3]	Milwaukee WI GO	5.000%	4/1/26	7,225	7,492
[4]	Milwaukee WI GO	5.000%	4/1/26	2,600	2,696
[3]	Milwaukee WI GO	5.000%	4/1/26	1,355	1,405
[4]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,383
[3]	Milwaukee WI GO	5.000%	4/1/27	1,340	1,415
[4]	Milwaukee WI GO	5.000%	4/1/27	7,370	7,780
[4]	Milwaukee WI GO	5.000%	4/1/27	1,460	1,541
	Milwaukee WI GO	5.000%	4/1/28	1,285	1,370
[4]	Milwaukee WI GO	5.000%	4/1/28	1,315	1,411
[3]	Monroe School District WI GO	5.000%	3/1/27	160	170
[3]	Monroe School District WI GO	5.000%	3/1/28	250	270
	Oregon WI School District GO	2.700%	3/1/27	1,075	1,044
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue	5.000%	9/25/24	2,500	2,524
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/25	235	236
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/25	425	426
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/26	245	247
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/27	435	435
	Public Finance Authority College & University Revenue (Campus Development Project)	5.000%	3/1/28	3,910	4,050
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	12,010	11,966
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	655	657
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	540	547
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	460	468
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	290	286
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	458
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/24	1,360	1,364
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	2.250%	6/1/27	1,700	1,602
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	3,500	3,529
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	15,386	15,251
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,060	1,063
	Sauk Prairie School District GO	5.000%	3/1/24	200	200
	Verona Area School District GO	4.000%	4/1/37	2,770	2,841
	Waukesha WI GO	2.000%	10/1/24	900	889
	Waukesha WI GO	2.000%	10/1/25	1,335	1,300
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/27	2,620	2,825
	Wisconsin GO	5.000%	11/1/24	4,410	4,476
	Wisconsin GO	5.000%	11/1/25	3,365	3,491
	Wisconsin GO	5.000%	5/1/27	4,320	4,425
[2]	Wisconsin GO, SIFMA Municipal Swap Index Yield + 0.420%	4.290%	5/1/25	7,565	7,520
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,050	1,062
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	345	332
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,095	1,112
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	230	239
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,400	1,406
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,000	1,036
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,040	3,077
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/29/25	545	553
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	9,760	9,795
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,260	2,346
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,635	1,697
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	9,125	9,485
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	2,930	3,042
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	4,000	4,420
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	2,935	3,241
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.430%	2/1/24	12,800	12,800
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.070%	2/1/24	5,000	5,000
[1,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.270%	2/1/24	30,500	30,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.760%	2/7/24	88	88
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	4,360	4,450
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	4.050%	8/15/54	6,780	6,673
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	1,605	1,588
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,500	1,453
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.020%	12/2/24	4,020	4,006
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	5,565	5,324
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	41,660	41,692
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	10,310	10,333
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	7,500	7,772
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.875%	5/1/27	1,810	1,814
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	34,797	35,986
					386,725
Wyoming (0.1%)
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/25	750	769
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/28	700	760
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	220	220
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	105	107
[4]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	20,000	21,334
					23,190
Total Tax-Exempt Municipal Bonds (Cost $15,739,230)					15,727,484

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[18]	Vanguard Municipal Cash Management Fund (Cost $100,009)	4.285%	999,923	100,012
Total Investments (100.8%) (Cost $15,839,239)				15,827,496
Other Assets and Liabilities—Net (-0.8%)				(126,224)
Net Assets (100%)				15,701,272
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $1,917,826,000, representing 12.2% of net assets.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Non-income-producing security—security in default.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2024.
12	Securities with a value of $2,070,000 have been segregated as initial margin for open futures contracts.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
16	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2024	1,196	245,965	1,300

Short Futures Contracts
5-Year U.S. Treasury Note	March 2024	(1,046)	(113,377)	160
				1,460
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,727,484	—	15,727,484
Temporary Cash Investments	100,012	—	—	100,012
Total	100,012	15,727,484	—	15,827,496
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,460	—	—	1,460
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.